UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-21993

RevenueShares ETF Trust

(Exact name of registrant as specified in charter)

One Commerce Square

2005 Market Street, Suite 2020
Philadelphia, PA 19103

(Address of principal executive offices) (Zip code)

Vincent T. Lowry

One Commerce Square

2005 Market Street, Suite 2020

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant's telephone number, including area code:     1-888-854-8181

Date of fiscal year end: June 30

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments

RevenueShares Large Cap Fund
March 31, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.8%

Automobiles & Components - 3.7%
BorgWarner, Inc.	2,500	$153,675
Delphi Automotive PLC	5,129	348,054
Ford Motor Co.	200,234	3,123,650
General Motors Co.	92,920	3,198,306
Goodyear Tire & Rubber Co.	14,817	387,168
Harley-Davidson, Inc.	1,822	121,364
Johnson Controls, Inc.	19,142	905,800
Total Automobiles & Components		8,238,017

Banks - 4.6%
Bank of America Corp.	132,484	2,278,725
BB&T Corp.	5,625	225,956
Citigroup, Inc.	40,510	1,928,276
Comerica, Inc.	1,122	58,120
Fifth Third Bancorp	6,622	151,975
Hudson City Bancorp, Inc.	3,012	29,608
Huntington Bancshares, Inc.	6,147	61,286
JPMorgan Chase & Co.	38,479	2,336,060
KeyCorp	6,670	94,981
M&T Bank Corp.	867	105,167
People's United Financial, Inc.	1,989	29,576
PNC Financial Services Group, Inc.	4,196	365,052
Regions Financial Corp.	11,082	123,121
SunTrust Banks, Inc.	4,633	184,347
U.S. Bancorp	10,472	448,830
Wells Fargo & Co.	38,279	1,903,997
Zions Bancorporation	1,552	48,081
Total Banks		10,373,158

Capital Goods - 8.4%
3M Co.	4,900	664,734
Allegion PLC	836	43,614
AMETEK, Inc.	1,403	72,241
Boeing Co.	14,685	1,842,821
Caterpillar, Inc.	12,153	1,207,644
Cummins, Inc.	2,553	380,371
Danaher Corp.	5,335	400,125
Deere & Co.	8,933	811,116
Dover Corp.	2,251	184,019
Eaton Corp. PLC	6,323	474,984
Emerson Electric Co.	8,128	542,950
Fastenal Co.	1,410	69,541
Flowserve Corp.	1,353	105,994
Fluor Corp.	7,473	580,876
General Dynamics Corp.	6,007	654,282
General Electric Co.	117,461	3,041,065
Honeywell International, Inc.	8,760	812,578
Illinois Tool Works, Inc.	3,964	322,392
Ingersoll-Rand PLC	5,005	286,486
Jacobs Engineering Group, Inc.*	3,886	246,761
Joy Global, Inc.(a)	1,890	109,620
L-3 Communications Holdings, Inc.	2,263	267,373
Lockheed Martin Corp.	5,820	950,057
Masco Corp.	7,375	163,799
Northrop Grumman Corp.	4,187	516,592
PACCAR, Inc.	5,347	360,602
Pall Corp.	630	56,366
Parker Hannifin Corp.	2,276	272,460
Pentair Ltd.	1,983	157,331
Precision Castparts Corp.	687	173,646
Quanta Services, Inc.*	3,809	140,552
Raytheon Co.	4,929	486,936
Rockwell Automation, Inc.	1,080	134,514
Rockwell Collins, Inc.	1,206	96,082
Roper Industries, Inc.	502	67,022
Snap-on, Inc.	612	69,450

Investments	Shares	Value

Stanley Black & Decker, Inc.	2,878	$233,809
Textron, Inc.	6,581	258,568
United Technologies Corp.	11,492	1,342,725
W.W. Grainger, Inc.	789	199,349
Xylem, Inc./NY	2,171	79,068
Total Capital Goods		18,880,515

Commercial & Professional Services - 0.6%
ADT Corp. (The)(a)	2,360	70,682
Cintas Corp.	1,513	90,190
Dun & Bradstreet Corp.	353	35,071
Equifax, Inc.	671	45,648
Iron Mountain, Inc.	2,267	62,501
Nielsen Holdings NV	2,737	122,152
Pitney Bowes, Inc.	3,536	91,901
Republic Services, Inc.	5,203	177,734
Robert Half International, Inc.	2,103	88,221
Stericycle, Inc.*	385	43,744
Tyco International Ltd.	5,225	221,540
Waste Management, Inc.	7,142	300,464
Total Commercial & Professional Services		1,349,848

Consumer Durables & Apparel - 1.2%
Coach, Inc.	2,120	105,279
D.R. Horton, Inc.	5,831	126,241
Fossil Group, Inc.*	583	67,984
Garmin Ltd.(a)	1,020	56,365
Harman International Industries, Inc.	836	88,950
Hasbro, Inc.	1,572	87,435
Leggett & Platt, Inc.	2,478	80,882
Lennar Corp., Class A	3,060	121,237
Mattel, Inc.	3,542	142,070
Michael Kors Holdings Ltd.*	479	44,676
Mohawk Industries, Inc.*	1,092	148,490
Newell Rubbermaid, Inc.	3,993	119,391
NIKE, Inc., Class B	6,741	497,890
PulteGroup, Inc.	6,150	118,019
PVH Corp.	1,062	132,506
Ralph Lauren Corp.	894	143,871
VF Corp.	3,859	238,795
Whirlpool Corp.	2,699	403,393
Total Consumer Durables & Apparel		2,723,474

Consumer Services - 1.2%
Carnival Corp.	8,508	322,113
Chipotle Mexican Grill, Inc.*	117	66,462
Darden Restaurants, Inc.	3,632	184,360
Graham Holdings Co., Class B	114	80,227
H&R Block, Inc.	2,025	61,135
International Game Technology	3,202	45,020
Marriott International, Inc., Class A	4,936	276,515
McDonald's Corp.	6,064	594,454
Starbucks Corp.	4,192	307,609
Starwood Hotels & Resorts Worldwide, Inc.	1,639	130,464
Wyndham Worldwide Corp.	1,413	103,474
Wynn Resorts Ltd.	502	111,519
Yum! Brands, Inc.	3,668	276,531
Total Consumer Services		2,559,883

Diversified Financials - 4.2%
American Express Co.	8,018	721,860
Ameriprise Financial, Inc.	2,152	236,871
Bank of New York Mellon Corp.	9,605	338,960
Berkshire Hathaway, Inc., Class B*	31,081	3,884,193
BlackRock, Inc.	708	222,652
Capital One Financial Corp.	6,908	533,021
Charles Schwab Corp.	4,400	120,252

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

RevenueShares Large Cap Fund
March 31, 2014 (Unaudited)

Investments	Shares	Value
Diversified Financials (continued)
CME Group, Inc.	818	$60,540
Discover Financial Services	3,414	198,661
E*TRADE Financial Corp.*	1,725	39,709
Franklin Resources, Inc.	3,223	174,622
Goldman Sachs Group, Inc.	5,108	836,946
IntercontinentalExchange Group, Inc.	183	36,203
Invesco Ltd.	2,781	102,897
Legg Mason, Inc.	1,190	58,358
Leucadia National Corp.	8,066	225,848
McGraw Hill Financial, Inc.	1,290	98,427
Moody's Corp.	758	60,124
Morgan Stanley	24,534	764,725
NASDAQ OMX Group, Inc.	1,728	63,832
Northern Trust Corp.	1,444	94,669
SLM Corp.	5,238	128,226
State Street Corp.	3,327	231,393
T. Rowe Price Group, Inc.	896	73,786
Total Diversified Financials		9,306,775

Energy - 14.0%
Anadarko Petroleum Corp.	3,755	318,274
Apache Corp.	4,268	354,031
Baker Hughes, Inc.	7,606	494,542
Cabot Oil & Gas Corp.	1,123	38,047
Cameron International Corp.*	3,273	202,173
Chesapeake Energy Corp.	14,405	369,056
Chevron Corp.	38,288	4,552,826
ConocoPhillips	16,810	1,182,583
CONSOL Energy, Inc.	2,262	90,367
Denbury Resources, Inc.	3,288	53,923
Devon Energy Corp.	3,460	231,578
Diamond Offshore Drilling, Inc.(a)	1,388	67,679
Ensco PLC, Class A	2,129	112,369
EOG Resources, Inc.	1,620	317,795
EQT Corp.	426	41,309
Exxon Mobil Corp.	86,721	8,470,907
FMC Technologies, Inc.*	2,940	153,733
Halliburton Co.	10,882	640,841
Helmerich & Payne, Inc.	694	74,647
Hess Corp.	3,724	308,645
Kinder Morgan, Inc./Delaware	9,349	303,749
Marathon Oil Corp.	9,230	327,850
Marathon Petroleum Corp.	20,979	1,826,012
Murphy Oil Corp.	6,322	397,401
Nabors Industries Ltd.	5,651	139,297
National Oilwell Varco, Inc.	6,480	504,598
Newfield Exploration Co.*	1,551	48,639
Noble Corp. PLC	2,995	98,056
Noble Energy, Inc.	1,514	107,555
Occidental Petroleum Corp.	5,293	504,370
ONEOK, Inc.	5,087	301,405
Peabody Energy Corp.	9,226	150,753
Phillips 66	41,337	3,185,429
Pioneer Natural Resources Co.	389	72,797
QEP Resources, Inc.	2,142	63,060
Range Resources Corp.	425	35,262
Rowan Cos. PLC, Class A*	1,042	35,095
Schlumberger Ltd.	10,541	1,027,747
Southwestern Energy Co.*(a)	1,566	72,052
Spectra Energy Corp.	3,117	115,142
Tesoro Corp.	15,350	776,557
Transocean Ltd.(a)	5,095	210,627
Valero Energy Corp.	52,646	2,795,503

Investments	Shares	Value

Williams Cos., Inc.	3,470	$140,813
Total Energy		31,315,094

Food & Staples Retailing - 9.2%
Costco Wholesale Corp.	19,429	2,169,831
CVS Caremark Corp.	37,758	2,826,564
Kroger Co.	46,240	2,018,376
Safeway, Inc.	21,121	780,210
Sysco Corp.	25,597	924,820
Walgreen Co.	22,615	1,493,268
Wal-Mart Stores, Inc.	131,924	10,082,951
Whole Foods Market, Inc.	4,952	251,116
Total Food & Staples Retailing		20,547,136

Food, Beverage & Tobacco - 4.5%
Altria Group, Inc.	10,125	378,979
Archer-Daniels-Midland Co.	43,982	1,908,379
Beam, Inc.	644	53,645
Brown-Forman Corp., Class B	678	60,810
Campbell Soup Co.	3,900	175,032
Coca-Cola Co.	25,652	991,706
Coca-Cola Enterprises, Inc.	3,634	173,560
ConAgra Foods, Inc.	10,940	339,468
Constellation Brands, Inc., Class A*	727	61,773
Dr Pepper Snapple Group, Inc.	2,397	130,541
General Mills, Inc.	7,350	380,877
Hershey Co.	1,422	148,457
Hormel Foods Corp.	3,874	190,872
J.M. Smucker Co.	1,271	123,592
Kellogg Co.	5,021	314,867
Keurig Green Mountain, Inc.	825	87,112
Kraft Foods Group, Inc.	6,828	383,051
Lorillard, Inc.	2,192	118,543
McCormick & Co., Inc.	1,269	91,038
Mead Johnson Nutrition Co.	1,068	88,793
Molson Coors Brewing Co., Class B	1,526	89,820
Mondelez International, Inc., Class A	21,599	746,245
Monster Beverage Corp.*	659	45,768
PepsiCo, Inc.	17,056	1,424,176
Philip Morris International, Inc.	8,161	668,141
Reynolds American, Inc.	3,209	171,425
Tyson Foods, Inc., Class A	17,086	751,955
Total Food, Beverage & Tobacco		10,098,625

Health Care Equipment & Services - 8.3%
Abbott Laboratories	11,563	445,291
Aetna, Inc.	13,479	1,010,521
AmerisourceBergen Corp.	27,270	1,788,639
Baxter International, Inc.	4,779	351,639
Becton Dickinson & Co.	1,447	169,415
Boston Scientific Corp.*	11,422	154,425
C.R. Bard, Inc.	441	65,259
Cardinal Health, Inc.	28,941	2,025,291
CareFusion Corp.*	1,834	73,763
Cerner Corp.*	1,030	57,937
Cigna Corp.	8,767	734,061
Covidien PLC	3,175	233,871
DaVita HealthCare Partners, Inc.*	3,593	247,378
DENTSPLY International, Inc.	1,353	62,292
Edwards Lifesciences Corp.*	582	43,167
Express Scripts Holding Co.*	28,435	2,135,184
Humana, Inc.	7,670	864,562
Intuitive Surgical, Inc.*	113	49,493
Laboratory Corp. of America Holdings*	1,245	122,271
McKesson Corp.	14,027	2,476,747

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

RevenueShares Large Cap Fund
March 31, 2014 (Unaudited)

Investments	Shares	Value
Health Care Equipment & Services (continued)
Medtronic, Inc.	5,822	$358,286
Patterson Cos., Inc.	1,805	75,377
Quest Diagnostics, Inc.	2,735	158,411
St. Jude Medical, Inc.	1,718	112,340
Stryker Corp.	2,340	190,640
Tenet Healthcare Corp.*	5,723	245,002
UnitedHealth Group, Inc.	33,023	2,707,556
Varian Medical Systems, Inc.*	733	61,565
WellPoint, Inc.	15,350	1,528,093
Zimmer Holdings, Inc.	1,025	96,945
Total Health Care Equipment & Services		18,645,421

Household & Personal Products - 1.4%
Avon Products, Inc.	14,328	209,762
Clorox Co.	1,332	117,229
Colgate-Palmolive Co.	5,689	369,046
Estee Lauder Cos., Inc., Class A	3,069	205,255
Kimberly-Clark Corp.	4,027	443,977
Procter & Gamble Co.	22,194	1,788,836
Total Household & Personal Products		3,134,105

Insurance - 4.2%
ACE Ltd.	4,093	405,453
Aflac, Inc.	7,831	493,666
Allstate Corp.	13,078	739,953
American International Group, Inc.	27,643	1,382,426
Aon PLC	2,907	245,002
Assurant, Inc.	2,879	187,020
Chubb Corp.	3,367	300,673
Cincinnati Financial Corp.	2,011	97,855
Genworth Financial, Inc., Class A*	11,542	204,640
Hartford Financial Services Group, Inc.	15,807	557,513
Lincoln National Corp.	5,008	253,755
Loews Corp.	7,221	318,085
Marsh & McLennan Cos., Inc.	5,132	253,008
MetLife, Inc.	27,377	1,445,506
Principal Financial Group, Inc.	4,232	194,630
Progressive Corp.	16,135	390,790
Prudential Financial, Inc.	10,273	869,609
Torchmark Corp.	1,012	79,644
Travelers Cos., Inc.	6,554	557,745
Unum Group	6,166	217,721
XL Group PLC	5,098	159,313
Total Insurance		9,354,007

Materials - 4.0%
Air Products & Chemicals, Inc.	1,766	210,225
Airgas, Inc.	967	102,995
Alcoa, Inc.	40,304	518,712
Allegheny Technologies, Inc.	2,461	92,730
Avery Dennison Corp.	2,527	128,043
Ball Corp.	3,254	178,352
Bemis Co., Inc.	2,743	107,635
CF Industries Holdings, Inc.	455	118,591
Cliffs Natural Resources, Inc.(a)	6,191	126,668
Dow Chemical Co.	24,167	1,174,274
E.I. du Pont de Nemours & Co.	11,259	755,479
Eastman Chemical Co.	2,329	200,783
Ecolab, Inc.	2,533	273,539
FMC Corp.	1,066	81,613
Freeport-McMoRan Copper & Gold, Inc.	13,888	459,276
International Flavors & Fragrances, Inc.	668	63,908
International Paper Co.	13,384	614,058
LyondellBasell Industries NV, Class A	10,227	909,589
MeadWestvaco Corp.	3,145	118,378
Monsanto Co.	2,736	311,275

Investments	Shares	Value

Mosaic Co. (The)	3,978	$198,900
Newmont Mining Corp.	6,939	162,650
Nucor Corp.	8,049	406,796
Owens-Illinois, Inc.*	4,494	152,032
PPG Industries, Inc.	1,606	310,697
Praxair, Inc.	1,889	247,402
Sealed Air Corp.	5,003	164,449
Sherwin-Williams Co. (The)	1,051	207,184
Sigma-Aldrich Corp.	606	56,588
United States Steel Corp.(a)	14,355	396,342
Vulcan Materials Co.	859	57,081
Total Materials		8,906,244

Media - 2.8%
Cablevision Systems Corp., Class A(a)	7,838	132,227
CBS Corp., Class B	4,854	299,977
Comcast Corp., Class A	27,081	1,354,592
DIRECTV*	8,769	670,127
Discovery Communications, Inc., Class A*	1,378	113,961
Gannett Co., Inc.	3,857	106,453
Interpublic Group of Cos., Inc.	8,700	149,118
News Corp., Class A*	10,523	181,206
Omnicom Group, Inc.	4,196	304,630
Scripps Networks Interactive, Inc., Class A	668	50,708
Time Warner Cable, Inc.	3,411	467,921
Time Warner, Inc.	9,310	608,222
Twenty-First Century Fox, Inc., Class A	20,468	654,362
Viacom, Inc., Class B	3,288	279,447
Walt Disney Co.	11,557	925,369
Total Media		6,298,320

Pharmaceuticals, Biotechnology & Life Sciences - 3.1%
AbbVie, Inc.	7,437	382,262
Actavis PLC*	833	171,473
Agilent Technologies, Inc.	2,503	139,968
Alexion Pharmaceuticals, Inc.*	185	28,144
Allergan, Inc.	1,019	126,458
Amgen, Inc.	3,085	380,504
Biogen Idec, Inc.*	417	127,548
Bristol-Myers Squibb Co.	6,286	326,558
Celgene Corp.*	895	124,942
Eli Lilly & Co.	8,180	481,475
Forest Laboratories, Inc.*	669	61,729
Gilead Sciences, Inc.*	3,025	214,351
Hospira, Inc.*	1,962	84,856
Johnson & Johnson	15,965	1,568,242
Merck & Co., Inc.	16,415	931,879
Mylan, Inc.*	2,678	130,767
PerkinElmer, Inc.	1,014	45,691
Perrigo Co. PLC	452	69,906
Pfizer, Inc.	34,675	1,113,761
Regeneron Pharmaceuticals, Inc.*	137	41,138
Thermo Fisher Scientific, Inc.	2,225	267,534
Vertex Pharmaceuticals, Inc.*	311	21,994
Waters Corp.*	351	38,052
Zoetis, Inc.	3,258	94,286
Total Pharmaceuticals, Biotechnology & Life Sciences		6,973,518

Real Estate Investment Trusts - 0.5%
American Tower Corp.	868	71,063
Apartment Investment & Management Co., Class A	731	22,091
AvalonBay Communities, Inc.	239	31,385
Boston Properties, Inc.	394	45,125

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

RevenueShares Large Cap Fund
March 31, 2014 (Unaudited)

Investments	Shares	Value
Real Estate Investment Trusts (continued)
Crown Castle International Corp.	860	$63,451
Equity Residential	877	50,857
General Growth Properties, Inc.	2,397	52,734
HCP, Inc.	1,197	46,432
Health Care REIT, Inc.	1,025	61,090
Host Hotels & Resorts, Inc.	5,420	109,701
Kimco Realty Corp.	909	19,889
Macerich Co. (The)	364	22,688
Plum Creek Timber Co., Inc.	680	28,587
Prologis, Inc.	923	37,686
Public Storage	254	42,796
Simon Property Group, Inc.	665	109,060
Ventas, Inc.	987	59,783
Vornado Realty Trust	584	57,559
Weyerhaeuser Co.	6,069	178,125
Total Real Estate Investment Trusts		1,110,102

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	5,334	146,312

Retailing - 5.7%
Amazon.com, Inc.*	4,136	1,391,847
AutoNation, Inc.*	6,895	367,021
AutoZone, Inc.*(a)	363	194,967
Bed Bath & Beyond, Inc.*	3,345	230,136
Best Buy Co., Inc.	37,205	982,584
CarMax, Inc.*	4,816	225,389
Dollar General Corp.*	5,823	323,060
Dollar Tree, Inc.*	2,893	150,957
Expedia, Inc.	1,297	94,032
Family Dollar Stores, Inc.	3,595	208,546
GameStop Corp., Class A(a)	4,854	199,499
Gap, Inc.	7,795	312,268
Genuine Parts Co.	3,437	298,503
Home Depot, Inc.	19,707	1,559,415
Kohl's Corp.	7,285	413,788
L Brands, Inc.	3,833	217,599
Lowe's Cos., Inc.	21,328	1,042,939
Macy's, Inc.	9,876	585,548
Netflix, Inc.*	219	77,094
Nordstrom, Inc.	4,088	255,296
O'Reilly Automotive, Inc.*	943	139,932
PetSmart, Inc.	2,121	146,116
priceline.com, Inc.*	113	134,684
Ross Stores, Inc.	2,786	199,338
Staples, Inc.	44,799	508,021
Target Corp.	25,819	1,562,308
Tiffany & Co.	862	74,261
TJX Cos., Inc.	8,940	542,211
Tractor Supply Co.	1,469	103,755
TripAdvisor, Inc.*	193	17,484
Urban Outfitters, Inc.*	1,608	58,644
Total Retailing		12,617,242

Semiconductors & Semiconductor Equipment - 1.1%
Altera Corp.	987	35,769
Analog Devices, Inc.	1,078	57,285
Applied Materials, Inc.	8,132	166,055
Broadcom Corp., Class A	5,685	178,964
First Solar, Inc.*	1,360	94,914
Intel Corp.	44,685	1,153,320
KLA-Tencor Corp.	877	60,636
Lam Research Corp.*	1,375	75,625
Linear Technology Corp.	562	27,364
LSI Corp.	4,407	48,785
Microchip Technology, Inc.	702	33,528

Investments	Shares	Value

Micron Technology, Inc.*	7,787	$184,240
NVIDIA Corp.	4,990	89,371
Texas Instruments, Inc.	5,670	267,341
Xilinx, Inc.	868	47,106
Total Semiconductors & Semiconductor Equipment		2,520,303

Software & Services - 4.4%
Accenture PLC, Class A	7,627	608,024
Adobe Systems, Inc.*	1,233	81,057
Akamai Technologies, Inc.*	552	32,132
Alliance Data Systems Corp.*	320	87,184
Autodesk, Inc.*	930	45,737
Automatic Data Processing, Inc.	3,005	232,166
CA, Inc.	3,013	93,313
Citrix Systems, Inc.*	1,013	58,177
Cognizant Technology Solutions Corp., Class A*	3,651	184,777
Computer Sciences Corp.	4,772	290,233
eBay, Inc.*	5,831	322,104
Electronic Arts, Inc.*	2,641	76,615
Facebook, Inc., Class A*	2,404	144,817
Fidelity National Information Services, Inc.	2,379	127,158
Fiserv, Inc.*	1,746	98,981
Google, Inc., Class A*	1,042	1,161,319
International Business Machines Corp.	11,236	2,162,818
Intuit, Inc.	1,104	85,814
MasterCard, Inc., Class A	2,221	165,909
Microsoft Corp.	41,390	1,696,576
Oracle Corp.	20,110	822,700
Paychex, Inc.	1,143	48,692
Red Hat, Inc.*	492	26,066
Salesforce.com, Inc.*	1,081	61,714
Symantec Corp.	7,027	140,329
Teradata Corp.*	1,246	61,291
Total System Services, Inc.	1,439	43,760
VeriSign, Inc.*(a)	380	20,486
Visa, Inc., Class A	1,125	242,843
Western Union Co.	7,152	117,007
Xerox Corp.	41,918	473,673
Yahoo!, Inc.*	2,473	88,781
Total Software & Services		9,902,253

Technology Hardware & Equipment - 4.7%
Amphenol Corp., Class A	1,066	97,699
Apple, Inc.	6,764	3,630,509
Cisco Systems, Inc.	47,285	1,059,657
Corning, Inc.	8,506	177,095
EMC Corp.	17,533	480,579
F5 Networks, Inc.*	281	29,963
FLIR Systems, Inc.	895	32,220
Harris Corp.	1,442	105,497
Hewlett-Packard Co.	77,247	2,499,713
Jabil Circuit, Inc.	20,980	377,640
Juniper Networks, Inc.*	3,767	97,038
Motorola Solutions, Inc.	2,768	177,955
NetApp, Inc.	3,552	131,069
QUALCOMM, Inc.	6,760	533,094
SanDisk Corp.	1,654	134,288
Seagate Technology PLC	5,811	326,346
TE Connectivity Ltd.	4,768	287,081
Western Digital Corp.	3,753	344,600
Total Technology Hardware & Equipment		10,522,043

Telecommunication Services - 2.7%
AT&T, Inc.	82,071	2,878,230
CenturyLink, Inc.	12,152	399,072

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

RevenueShares Large Cap Fund
March 31, 2014 (Unaudited)

Investments	Shares	Value
Telecommunication Services (continued)
Frontier Communications Corp.(a)	19,277	$109,879
Verizon Communications, Inc.	54,301	2,583,098
Windstream Holdings, Inc.	15,109	124,498
Total Telecommunication Services		6,094,777

Transportation - 2.1%
C.H. Robinson Worldwide, Inc.	5,267	275,938
CSX Corp.	8,800	254,936
Delta Air Lines, Inc.	23,315	807,865
Expeditors International of Washington, Inc.	3,316	131,413
FedEx Corp.	6,725	891,466
Kansas City Southern	488	49,805
Norfolk Southern Corp.	2,456	238,650
Ryder System, Inc.	1,729	138,182
Southwest Airlines Co.	15,597	368,245
Union Pacific Corp.	2,438	457,515
United Parcel Service, Inc., Class B	11,980	1,166,612
Total Transportation		4,780,627

Utilities - 3.1%
AES Corp.	24,213	345,762
AGL Resources, Inc.	1,963	96,108
Ameren Corp.	2,970	122,364
American Electric Power Co., Inc.	6,460	327,264
CenterPoint Energy, Inc.	7,103	168,270
CMS Energy Corp.	4,758	139,314
Consolidated Edison, Inc.	4,770	255,910
Dominion Resources, Inc.	3,903	277,074
DTE Energy Co.	2,842	211,132
Duke Energy Corp.	7,359	524,108
Edison International	5,021	284,239
Entergy Corp.	3,685	246,342
Exelon Corp.	16,809	564,110
FirstEnergy Corp.	9,866	335,740
Integrys Energy Group, Inc.	2,014	120,135
NextEra Energy, Inc.	3,362	321,474
NiSource, Inc.	3,362	119,452
Northeast Utilities	3,384	153,972
NRG Energy, Inc.	7,871	250,298
Pepco Holdings, Inc.	4,478	91,709
PG&E Corp.	7,381	318,859
Pinnacle West Capital Corp.	1,319	72,097
PPL Corp.	7,575	251,035
Public Service Enterprise Group, Inc.	5,655	215,682
SCANA Corp.	1,883	96,636
Sempra Energy	2,303	222,838
Southern Co.	8,273	363,516
TECO Energy, Inc.	3,513	60,248
Wisconsin Energy Corp.	2,090	97,290
Xcel Energy, Inc.	7,523	228,398
Total Utilities		6,881,376
Total Common Stocks
(Cost $164,366,559)		223,279,175

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–0.7%
Dreyfus Institutional Preferred Money Market Fund - Prime Shares, 0.04% (b) (Cost $1,449,562)	1,449,562	1,449,562

Total Investments–100.5% (Cost $165,816,121)	224,728,737
Liabilities in Excess of Other Assets–(0.5)%	(1,032,540)
Net Assets–100.0%	$223,696,197

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

*	Non-income producing security
(a)	All or a portion of security was on loan. The aggregate market value of the securities on loan was $1,504,497; total market value of the collateral held by the fund was $1,522,065. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $72,503.
(b)	Rate shown represents annualized 7-day yield as of March 31, 2014.

The accompanying notes are an integral part of these financial documents.

Schedule of Investments

RevenueShares Mid Cap Fund
March 31, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.8%

Automobiles & Components - 0.4%
Gentex Corp.	5,562	$175,370
Thor Industries, Inc.	8,427	514,553
Total Automobiles & Components		689,923

Banks - 1.9%
Associated Banc-Corp.	8,641	156,056
Astoria Financial Corp.	6,207	85,781
BancorpSouth, Inc.	4,296	107,228
Bank of Hawaii Corp.	1,482	89,824
Cathay General Bancorp	2,684	67,610
City National Corp.	2,420	190,502
Commerce Bancshares, Inc.	3,502	162,563
Cullen/Frost Bankers, Inc.	1,971	152,812
East West Bancorp, Inc.	3,942	143,883
First Horizon National Corp.	16,145	199,229
First Niagara Financial Group, Inc.	25,715	243,007
FirstMerit Corp.	7,230	150,601
Fulton Financial Corp.	9,290	116,868
Hancock Holding Co.	3,932	144,108
International Bancshares Corp.	3,194	80,106
New York Community Bancorp, Inc.(a)	17,692	284,310
Prosperity Bancshares, Inc.	1,458	96,447
Signature Bank*(a)	908	114,036
SVB Financial Group*	1,643	211,586
Synovus Financial Corp.	51,839	175,734
TCF Financial Corp.	11,591	193,106
Trustmark Corp.	3,504	88,826
Valley National Bancorp	10,732	111,720
Washington Federal, Inc.	3,420	79,686
Webster Financial Corp.	4,204	130,576
Westamerica Bancorporation(a)	589	31,853
Total Banks		3,608,058

Capital Goods - 12.8%
A.O. Smith Corp.	6,848	315,145
Acuity Brands, Inc.	2,180	289,003
AECOM Technology Corp.*	37,745	1,214,257
AGCO Corp.	30,695	1,693,136
Alliant Techsystems, Inc.	4,720	670,948
BE Aerospace, Inc.*	5,918	513,623
Carlisle Cos., Inc.	6,683	530,229
CLARCOR, Inc.	2,979	170,846
Crane Co.	5,335	379,585
Donaldson Co., Inc.	8,638	366,251
Esterline Technologies Corp.*	2,751	293,092
Exelis, Inc.	35,620	677,136
Fortune Brands Home & Security, Inc.	14,037	590,677
GATX Corp.	3,002	203,776
General Cable Corp.	33,753	864,414
Graco, Inc.	2,189	163,606
Granite Construction, Inc.	8,670	346,193
Harsco Corp.	19,556	458,197
Hubbell, Inc., Class B	3,984	477,562
Huntington Ingalls Industries, Inc.	9,965	1,019,021
IDEX Corp.	4,099	298,776
ITT Corp.	8,653	370,002
KBR, Inc.	39,219	1,046,363
Kennametal, Inc.	8,731	386,783
Lennox International, Inc.	5,145	467,732
Lincoln Electric Holdings, Inc.	5,840	420,539
MSC Industrial Direct Co., Inc., Class A	4,161	360,010
Nordson Corp.	3,251	229,163
Oshkosh Corp.	19,885	1,170,630
Regal-Beloit Corp.	6,482	471,306
SPX Corp.	6,985	686,695

Investments	Shares	Value
Terex Corp.	25,548	$1,131,776
Timken Co.	10,954	643,876
Trinity Industries, Inc.	8,822	635,802
Triumph Group, Inc.	8,584	554,355
United Rentals, Inc.*(a)	8,061	765,311
URS Corp.	35,637	1,677,077
Valmont Industries, Inc.	3,338	496,828
Wabtec Corp.	4,754	368,435
Watsco, Inc.	5,675	566,989
Woodward, Inc.	6,939	288,177
Total Capital Goods		24,273,322

Commercial & Professional Services - 4.4%
Brink’s Co.	20,389	582,106
Clean Harbors, Inc.*(a)	9,746	533,983
Copart, Inc.*	4,316	157,059
Corporate Executive Board Co.	1,572	116,690
Deluxe Corp.	4,416	231,707
FTI Consulting, Inc.*(a)	7,871	262,419
Herman Miller, Inc.	9,251	297,235
HNI Corp.	8,810	322,094
Manpowergroup, Inc.	39,221	3,091,791
MSA Safety, Inc.	3,168	180,576
R.R. Donnelley & Sons Co.	83,196	1,489,208
Rollins, Inc.	6,571	198,707
Towers Watson & Co., Class A	4,518	515,278
Waste Connections, Inc.	6,567	288,029
Total Commercial & Professional Services		8,266,882

Consumer Durables & Apparel - 3.4%
Brunswick Corp.	12,635	572,239
Carter’s, Inc.	5,091	395,316
Deckers Outdoor Corp.*(a)	3,084	245,887
Hanesbrands, Inc.	9,091	695,280
Jarden Corp.*	17,879	1,069,701
Kate Spade & Co.*	6,048	224,320
KB Home	17,730	301,233
MDC Holdings, Inc.	8,549	241,766
NVR, Inc.*	534	612,498
Polaris Industries, Inc.	4,002	559,119
Tempur Sealy International, Inc.*	7,125	361,024
Toll Brothers, Inc.*	10,943	392,854
Tupperware Brands Corp.	4,862	407,241
Under Armour, Inc., Class A*	2,802	321,221
Total Consumer Durables & Apparel		6,399,699

Consumer Services - 2.1%
Apollo Education Group, Inc.*	16,802	575,301
Bally Technologies, Inc.*(a)	2,123	140,691
Bob Evans Farms, Inc.	4,099	205,073
Brinker International, Inc.	7,909	414,827
Cheesecake Factory, Inc.	5,769	274,777
DeVry Education Group, Inc.	7,216	305,886
Domino’s Pizza, Inc.	3,368	259,235
International Speedway Corp., Class A	2,740	93,133
Life Time Fitness, Inc.*(a)	3,703	178,114
Matthews International Corp., Class A	3,605	147,120
Panera Bread Co., Class A*	1,915	337,940
Scientific Games Corp., Class A*	10,091	138,549
Service Corp. International	20,059	398,773
Sotheby’s(a)	2,865	124,771
Wendy’s Co. (The)	39,681	361,891
Total Consumer Services		3,956,081

Diversified Financials - 1.2%
Affiliated Managers Group, Inc.*	1,740	348,087
CBOE Holdings, Inc.	1,497	84,730
Eaton Vance Corp.	5,352	204,232

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

RevenueShares Mid Cap Fund
March 31, 2014 (Unaudited)

Investments	Shares	Value
Diversified Financials (continued)
Federated Investors, Inc., Class B	4,847	$148,027
Greenhill & Co., Inc.(a)	778	40,441
Janus Capital Group, Inc.	11,823	128,516
MSCI, Inc.*	3,392	145,924
Raymond James Financial, Inc.	13,045	729,607
SEI Investments Co.	5,021	168,756
Waddell & Reed Financial, Inc., Class A	2,813	207,093
Total Diversified Financials		2,205,413

Energy - 7.9%
Alpha Natural Resources, Inc.*	164,179	697,761
Atwood Oceanics, Inc.*	3,415	172,082
Bill Barrett Corp.*(a)	3,545	90,752
CARBO Ceramics, Inc.	795	109,702
Cimarex Energy Co.	2,584	307,780
Dresser-Rand Group, Inc.*	8,083	472,128
Dril-Quip, Inc.*	1,262	141,470
Energen Corp.	3,326	268,774
Gulfport Energy Corp.*	596	42,423
Helix Energy Solutions Group, Inc.*	5,706	131,124
HollyFrontier Corp.	60,648	2,885,632
Oceaneering International, Inc.	6,892	495,259
Oil States International, Inc.*	5,317	524,256
Patterson-UTI Energy, Inc.	13,233	419,221
Rosetta Resources, Inc.*	2,606	121,387
SM Energy Co.	4,796	341,907
Superior Energy Services, Inc.	24,376	749,806
Tidewater, Inc.	4,008	194,869
Unit Corp.*	3,254	212,747
World Fuel Services Corp.	137,570	6,066,837
WPX Energy, Inc.*	22,229	400,789
Total Energy		14,846,706

Food & Staples Retailing - 1.8%
SUPERVALU, Inc.*	375,719	2,569,918
United Natural Foods, Inc.*(a)	12,295	871,961
Total Food & Staples Retailing		3,441,879

Food, Beverage & Tobacco - 2.6%
Dean Foods Co.	94,683	1,463,799
Flowers Foods, Inc.	26,687	572,436
Hain Celestial Group, Inc.*	2,745	251,085
Hillshire Brands Co.	15,489	577,120
Ingredion, Inc.	14,167	964,489
Lancaster Colony Corp.	1,785	177,465
Post Holdings, Inc.*	2,662	146,729
Tootsie Roll Industries, Inc.(a)	2,742	82,096
Universal Corp.	6,521	364,459
WhiteWave Foods Co., Class A*	12,833	366,254
Total Food, Beverage & Tobacco		4,965,932

Health Care Equipment & Services - 7.2%
Align Technology, Inc.*	1,802	93,325
Allscripts Healthcare Solutions, Inc.*	10,568	190,541
Community Health Systems, Inc.*	52,839	2,069,703
Cooper Cos., Inc.	1,738	238,732
Health Net, Inc.*	47,990	1,632,140
Henry Schein, Inc.*	11,991	1,431,366
Hill-Rom Holdings, Inc.	6,642	255,983
HMS Holdings Corp.*	3,573	68,066
Hologic, Inc.*	17,144	368,596
IDEXX Laboratories, Inc.*(a)	1,648	200,067
LifePoint Hospitals, Inc.*	10,483	571,848
Masimo Corp.*	2,861	78,134
MEDNAX, Inc.*	5,101	316,160
Omnicare, Inc.	15,739	939,146
Owens & Minor, Inc.	38,757	1,357,658

Investments	Shares	Value
ResMed, Inc.(a)	5,117	$228,679
Sirona Dental Systems, Inc.*	2,224	166,066
STERIS Corp.	4,753	226,956
Teleflex, Inc.	2,438	261,451
Thoratec Corp.*	2,047	73,303
Universal Health Services, Inc., Class B	14,762	1,211,517
VCA Antech, Inc.*	7,875	253,811
WellCare Health Plans, Inc.*	21,898	1,390,961
Total Health Care Equipment & Services		13,624,209

Household & Personal Products - 0.6%
Church & Dwight Co., Inc.	6,962	480,866
Energizer Holdings, Inc.	6,999	705,079
Total Household & Personal Products		1,185,945

Insurance - 6.4%
Alleghany Corp.*	1,841	749,987
American Financial Group, Inc.	13,356	770,775
Arthur J. Gallagher & Co.	10,067	478,988
Aspen Insurance Holdings Ltd.	9,121	362,104
Brown & Brown, Inc.	6,525	200,709
Everest Re Group Ltd.	5,547	848,968
Fidelity National Financial, Inc., Class A	38,416	1,207,799
First American Financial Corp.	26,910	714,460
Hanover Insurance Group, Inc.	11,913	731,935
HCC Insurance Holdings, Inc.	8,414	382,753
Kemper Corp.	9,224	361,304
Mercury General Corp.	9,450	426,006
Old Republic International Corp.	50,646	830,594
Primerica, Inc.	3,925	184,907
Protective Life Corp.	11,124	585,011
Reinsurance Group of America, Inc.	19,591	1,560,031
RenaissanceRe Holdings Ltd.	2,091	204,082
StanCorp Financial Group, Inc.	6,362	424,982
W.R. Berkley Corp.	23,296	969,579
Total Insurance		11,994,974

Materials - 8.2%
Albemarle Corp.	6,039	401,110
AptarGroup, Inc.	5,754	380,339
Ashland, Inc.	12,120	1,205,698
Cabot Corp.	9,214	544,179
Carpenter Technology Corp.	5,510	363,880
Commercial Metals Co.	53,973	1,019,010
Compass Minerals International, Inc.	2,030	167,516
Cytec Industries, Inc.	3,023	295,075
Domtar Corp.	7,605	853,433
Eagle Materials, Inc.	1,090	96,639
Greif, Inc., Class A	12,579	660,272
Intrepid Potash, Inc.*(a)	3,305	51,095
Louisiana-Pacific Corp.*	18,257	307,996
Martin Marietta Materials, Inc.	2,553	327,677
Minerals Technologies, Inc.	2,542	164,111
NewMarket Corp.	879	343,496
Olin Corp.(a)	13,665	377,291
Packaging Corp. of America	7,641	537,697
Reliance Steel & Aluminum Co.	19,518	1,379,142
Rock-Tenn Co., Class A	13,452	1,420,128
Royal Gold, Inc.	613	38,386
RPM International, Inc.	14,275	597,266
Scotts Miracle-Gro Co., Class A	7,021	430,247
Sensient Technologies Corp.	3,997	225,471
Silgan Holdings, Inc.	11,299	559,526
Sonoco Products Co.	17,475	716,824
Steel Dynamics, Inc.	65,097	1,158,076
Valspar Corp.	8,289	597,803

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

RevenueShares Mid Cap Fund
March 31, 2014 (Unaudited)

Investments	Shares	Value
Materials (continued)
Worthington Industries, Inc.	9,443	$361,195
Total Materials		15,580,578

Media - 0.9%
AMC Networks, Inc., Class A*	3,103	226,798
Cinemark Holdings, Inc.	13,557	393,288
DreamWorks Animation SKG, Inc., Class A*	3,814	101,262
John Wiley & Sons, Inc., Class A	4,601	265,202
Lamar Advertising Co., Class A*	3,527	179,842
Meredith Corp.	4,814	223,514
New York Times Co., Class A	15,964	273,304
Total Media		1,663,210

Pharmaceuticals, Biotechnology & Life Sciences - 1.3%
Bio-Rad Laboratories, Inc., Class A*	2,486	318,506
Charles River Laboratories International, Inc.*	2,817	169,978
Covance, Inc.*	3,741	388,690
Cubist Pharmaceuticals, Inc.*	2,007	146,812
Endo International PLC*	5,584	383,342
Mallinckrodt PLC*	6,816	432,203
Mettler-Toledo International, Inc.*	1,474	347,392
Salix Pharmaceuticals Ltd.*	1,222	126,611
Techne Corp.	521	44,478
United Therapeutics Corp.*(a)	1,702	160,039
Total Pharmaceuticals, Biotechnology & Life Sciences		2,518,051

Real Estate - 0.0%†
Alexander & Baldwin, Inc.	1,326	56,435

Real Estate Investment Trusts - 1.8%
Alexandria Real Estate Equities, Inc.	1,282	93,022
American Campus Communities, Inc.	2,681	100,135
BioMed Realty Trust, Inc.	4,642	95,115
BRE Properties, Inc.	1,004	63,031
Camden Property Trust	1,808	121,751
Corporate Office Properties Trust	3,065	81,652
Corrections Corp. of America	7,753	242,824
Duke Realty Corp.	9,909	167,264
Equity One, Inc.	2,260	50,488
Essex Property Trust, Inc.	557	94,718
Extra Space Storage, Inc.	1,603	77,762
Federal Realty Investment Trust	852	97,741
Highwoods Properties, Inc.	2,244	86,192
Home Properties, Inc.	1,637	98,416
Hospitality Properties Trust	8,182	234,987
Kilroy Realty Corp.	1,207	70,706
Liberty Property Trust	2,922	107,997
Mack-Cali Realty Corp.	4,813	100,062
Mid-America Apartment Communities, Inc.	1,421	97,012
National Retail Properties, Inc.(a)	1,712	58,756
Omega Healthcare Investors, Inc.(a)	1,898	63,621
Potlatch Corp.	2,192	84,808
Rayonier, Inc.	5,615	257,785
Realty Income Corp.	2,727	111,425
Regency Centers Corp.	1,478	75,467
Senior Housing Properties Trust	5,127	115,204
SL Green Realty Corp.	2,204	221,766
Taubman Centers, Inc.	1,644	116,379
UDR, Inc.	4,434	114,530
Weingarten Realty Investors	2,608	78,240
Total Real Estate Investment Trusts		3,378,856

Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.	5,440	644,640

Investments	Shares	Value
Retailing - 9.6%
Aaron’s, Inc.	10,676	$322,842
Abercrombie & Fitch Co., Class A	17,122	659,197
Advance Auto Parts, Inc.	7,707	974,935
American Eagle Outfitters, Inc.	40,527	496,050
ANN, Inc.*	9,527	395,180
Ascena Retail Group, Inc.*	39,067	675,078
Big Lots, Inc.*	21,911	829,770
Cabela’s, Inc.*	7,606	498,269
Chico’s FAS, Inc.	23,757	380,825
CST Brands, Inc.	61,411	1,918,480
Dick’s Sporting Goods, Inc.	15,297	835,369
Foot Locker, Inc.	19,993	939,271
Guess?, Inc.	13,577	374,725
HSN, Inc.	8,264	493,609
JC Penney Co., Inc.*(a)	174,477	1,503,992
LKQ Corp.*	29,399	774,664
Murphy USA, Inc.*	68,480	2,779,603
Office Depot, Inc.*	364,534	1,505,525
Rent-A-Center, Inc.	18,362	488,429
Signet Jewelers Ltd.	5,846	618,858
Williams-Sonoma, Inc.	9,130	608,423
Total Retailing		18,073,094

Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices, Inc.*(a)	203,623	816,528
Atmel Corp.*	23,794	198,918
Cree, Inc.*(a)	3,345	189,193
Cypress Semiconductor Corp.*	10,172	104,467
Fairchild Semiconductor International, Inc.*	15,113	208,408
Integrated Device Technology, Inc.*	5,516	67,461
International Rectifier Corp.*	5,312	145,549
Intersil Corp., Class A	6,533	84,406
RF Micro Devices, Inc.*	18,572	146,347
Semtech Corp.*	3,271	82,887
Silicon Laboratories, Inc.*	1,633	85,324
Skyworks Solutions, Inc.*	7,145	268,080
SunEdison, Inc.*	14,365	270,637
Teradyne, Inc.*(a)	10,758	213,977
Total Semiconductors & Semiconductor Equipment		2,882,182

Software & Services - 4.4%
ACI Worldwide, Inc.*	2,131	126,134
Acxiom Corp.*	4,403	151,441
Advent Software, Inc.	1,840	54,022
ANSYS, Inc.*	1,698	130,780
AOL, Inc.*	8,066	353,049
Broadridge Financial Solutions, Inc.	9,638	357,955
Cadence Design Systems, Inc.*(a)	13,901	216,022
CommVault Systems, Inc.*	1,120	72,744
Compuware Corp.	13,370	140,385
Concur Technologies, Inc.*(a)	757	74,996
Convergys Corp.	14,325	313,861
Conversant, Inc.*(a)	3,872	108,997
CoreLogic, Inc.*	7,296	219,172
DST Systems, Inc.	4,036	382,572
Equinix, Inc.*	1,757	324,764
FactSet Research Systems, Inc.(a)	1,119	120,639
Fair Isaac Corp.	2,020	111,746
Fortinet, Inc.*	3,867	85,190
Gartner, Inc.*	3,636	252,484
Global Payments, Inc.	4,865	345,950
Informatica Corp.*	3,525	133,174
Jack Henry & Associates, Inc.	2,954	164,715

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

RevenueShares Mid Cap Fund
March 31, 2014 (Unaudited)

Investments	Shares	Value
Software & Services (continued)
Leidos Holdings, Inc.	34,761	$1,229,497
ManTech International Corp., Class A	11,449	336,715
Mentor Graphics Corp.	7,075	155,791
MICROS Systems, Inc.*	3,500	185,255
NeuStar, Inc., Class A*(a)	3,885	126,301
PTC, Inc.*	5,084	180,126
Rackspace Hosting, Inc.*	6,515	213,822
Rovi Corp.*	3,606	82,145
Science Applications International Corp.	17,627	659,074
SolarWinds, Inc.*	1,112	47,405
Solera Holdings, Inc.	1,844	116,799
Synopsys, Inc.*	7,265	279,049
TIBCO Software, Inc.*	7,390	150,165
VeriFone Systems, Inc.*	7,424	251,080
WEX, Inc.*	1,147	109,022
Total Software & Services		8,363,038

Technology Hardware & Equipment - 12.1%
3D Systems Corp.*(a)	1,218	72,045
ADTRAN, Inc.	3,633	88,681
Arrow Electronics, Inc.*	56,414	3,348,735
Avnet, Inc.	86,216	4,011,630
Ciena Corp.*(a)	13,101	297,917
Diebold, Inc.	10,681	426,065
Ingram Micro, Inc., Class A*	233,587	6,904,832
InterDigital, Inc.	1,539	50,956
Itron, Inc.*(a)	8,164	290,149
JDS Uniphase Corp.*	17,287	242,018
Knowles Corp.*	5,078	160,312
Lexmark International, Inc., Class A	12,350	571,681
National Instruments Corp.	5,823	167,062
NCR Corp.*	26,552	970,476
Plantronics, Inc.	2,488	110,592
Polycom, Inc.*	15,686	215,212
Riverbed Technology, Inc.*	7,776	153,265
Tech Data Corp.*	65,251	3,977,701
Trimble Navigation Ltd.*	8,799	342,017
Vishay Intertechnology, Inc.	23,722	352,983
Zebra Technologies Corp., Class A*	2,216	153,813
Total Technology Hardware & Equipment		22,908,142

Telecommunication Services - 0.5%
Telephone & Data Systems, Inc.	29,915	784,072
tw telecom, Inc.*	7,444	232,700
Total Telecommunication Services		1,016,772
Transportation - 2.9%
Alaska Air Group, Inc.	8,327	776,992
Con-Way, Inc.	20,072	824,558
Genesee & Wyoming, Inc., Class A*	2,392	232,789
JB Hunt Transport Services, Inc.	11,761	845,851
JetBlue Airways Corp.*(a)	92,004	799,515
Kirby Corp.*	3,175	321,469
Landstar System, Inc.	6,676	395,353
Old Dominion Freight Line, Inc.*	6,114	346,908
UTi Worldwide, Inc.	59,889	634,225
Werner Enterprises, Inc.	11,965	305,227
Total Transportation		5,482,887

Utilities - 3.6%
Alliant Energy Corp.	8,865	503,621
Aqua America, Inc.	4,534	113,667
Atmos Energy Corp.	12,383	583,611
Black Hills Corp.	3,250	187,362
Cleco Corp.	3,247	164,233
Great Plains Energy, Inc.	13,588	367,419
Hawaiian Electric Industries, Inc.	19,111	485,802

Investments	Shares	Value
IDACORP, Inc.	3,348	$185,714
MDU Resources Group, Inc.	19,418	666,232
National Fuel Gas Co.	3,633	254,455
OGE Energy Corp.	11,718	430,754
ONE Gas, Inc.*	6,898	247,845
PNM Resources, Inc.	7,652	206,834
Questar Corp.	7,608	180,918
UGI Corp.	23,847	1,087,662
Vectren Corp.	9,637	379,601
Westar Energy, Inc.	10,147	356,768
WGL Holdings, Inc.	9,163	367,070
Total Utilities		6,769,568
Total Common Stocks
(Cost $148,453,499)		188,796,476

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–3.0%
Dreyfus Institutional Preferred Money Market Fund - Prime Shares, 0.04% (b) (Cost $5,732,567)	5,732,567	5,732,567
Total Investments–102.8% (Cost $154,186,066)		194,529,043
Liabilities in Excess of Other Assets–(2.8)%		(5,358,247)
Net Assets–100.0%		$189,170,796

* †	Non-income producing security Less than 0.05%
(a)	All or a portion of security was on loan. The aggregate market value of the securities on loan was $5,637,212; total market value of the collateral held by the fund was $5,759,654. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $27,087.
(b)	Rate shown represents annualized 7-day yield as of March 31, 2014.

The accompanying notes are an integral part of these financial documents.

Schedule of Investments

RevenueShares Small Cap Fund
March 31, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–98.9%

Automobiles & Components - 0.8%
Dorman Products, Inc.*	4,910	$289,985
Drew Industries, Inc.	8,287	449,155
Spartan Motors, Inc.	37,180	191,105
Standard Motor Products, Inc.	12,223	437,217
Superior Industries International, Inc.	17,683	362,325
Winnebago Industries, Inc.*	12,883	352,865
Total Automobiles & Components		2,082,652

Banks - 2.7%
Bank Mutual Corp.	6,944	44,025
Bank of the Ozarks, Inc.	1,784	121,419
Banner Corp.	2,332	96,102
BBCN Bancorp, Inc.	8,020	137,463
BofI Holding, Inc.*	715	61,311
Boston Private Financial Holdings, Inc.	10,565	142,944
Brookline Bancorp, Inc.	10,012	94,313
Cardinal Financial Corp.	3,387	60,390
City Holding Co.	1,881	84,382
Columbia Banking System, Inc.	4,921	140,347
Community Bank System, Inc.	5,204	203,060
CVB Financial Corp.	7,030	111,777
Dime Community Bancshares	4,581	77,785
First BanCorp*	56,113	305,255
First Commonwealth Financial Corp.	12,720	114,989
First Financial Bancorp	7,831	140,801
First Financial Bankshares, Inc.(a)	1,686	104,178
First Midwest Bancorp, Inc.	10,494	179,237
FNB Corp.	19,128	256,315
Glacier Bancorp, Inc.	5,285	153,635
Hanmi Financial Corp.	2,724	63,469
Home BancShares, Inc.	3,199	110,110
Independent Bank Corp.	3,052	120,157
MB Financial, Inc.	6,215	192,416
National Penn Bancshares, Inc.	15,853	165,664
NBT Bancorp, Inc.	6,613	161,754
Northwest Bancshares, Inc.	11,303	165,024
Old National Bancorp	15,583	232,343
Oritani Financial Corp.	3,666	57,959
PacWest Bancorp(a)	3,125	134,406
Pinnacle Financial Partners, Inc.	2,742	102,798
PrivateBancorp, Inc.	8,678	264,766
Provident Financial Services, Inc.	6,992	128,443
S&T Bancorp, Inc.	3,688	87,406
Simmons First National Corp., Class A	2,143	79,870
Sterling Bancorp	5,397	68,326
Susquehanna Bancshares, Inc.	34,258	390,199
Taylor Capital Group, Inc.*	6,310	150,935
Texas Capital Bancshares, Inc.*	3,329	216,185
Tompkins Financial Corp.	2,293	112,265
TrustCo Bank Corp.	10,524	74,089
UMB Financial Corp.	5,619	363,549
Umpqua Holdings Corp.	13,298	247,875
United Bankshares, Inc.	5,271	161,398
United Community Banks, Inc.*	6,769	131,386
ViewPoint Financial Group, Inc.	2,548	73,510
Wilshire Bancorp, Inc.	6,139	68,143
Wintrust Financial Corp.	7,663	372,882
Total Banks		7,127,055

Capital Goods - 11.0%
AAON, Inc.	4,903	136,647
AAR Corp.	30,122	781,666
Actuant Corp., Class A	17,716	605,001
Aegion Corp., Class A*	19,721	499,138
Aerovironment, Inc.*	2,706	108,916
Albany International Corp., Class A	9,037	321,175

Investments	Shares	Value
American Science & Engineering, Inc.	1,197	$80,402
American Woodmark Corp.*	8,504	286,245
Apogee Enterprises, Inc.	8,985	298,571
Applied Industrial Technologies, Inc.	21,436	1,034,073
Astec Industries, Inc.	9,375	411,656
AZZ, Inc.	5,582	249,404
Barnes Group, Inc.	12,195	469,142
Brady Corp., Class A	19,892	540,068
Briggs & Stratton Corp.	36,869	820,335
CIRCOR International, Inc.	5,023	368,337
Comfort Systems USA, Inc.	36,695	559,232
Cubic Corp.	11,332	578,725
Curtiss-Wright Corp.	17,772	1,129,233
DXP Enterprises, Inc.*	5,161	489,934
Dycom Industries, Inc.*	21,778	688,403
EMCOR Group, Inc.	61,213	2,864,156
Encore Wire Corp.	9,756	473,264
EnerSys	13,835	958,627
Engility Holdings, Inc.*	13,807	622,005
EnPro Industries, Inc.*	6,915	502,513
ESCO Technologies, Inc.	6,473	227,785
Federal Signal Corp.*	24,821	369,833
Franklin Electric Co., Inc.	9,669	411,126
GenCorp, Inc.*(a)	30,901	564,561
Gibraltar Industries, Inc.*	19,547	368,852
Griffon Corp.	65,494	781,998
John Bean Technologies Corp.	12,978	401,020
Kaman Corp.	17,748	721,989
Lindsay Corp.(a)	3,716	327,677
Lydall, Inc.*	7,885	180,330
Moog, Inc., Class A*	17,430	1,141,839
Mueller Industries, Inc.	30,748	922,132
National Presto Industries, Inc.	2,316	180,741
Orbital Sciences Corp.*	20,949	584,477
Orion Marine Group, Inc.*	12,516	157,326
Powell Industries, Inc.	4,297	278,446
Quanex Building Products Corp.	19,811	409,691
Simpson Manufacturing Co., Inc.	8,535	301,542
Standex International Corp.	5,530	296,297
TASER International, Inc.*	3,190	58,345
Teledyne Technologies, Inc.*	10,309	1,003,375
Tennant Co.	5,095	334,334
Titan International, Inc.	50,865	965,926
Toro Co. (The)	13,698	865,577
Universal Forest Products, Inc.	19,809	1,096,230
Vicor Corp.*	8,374	85,415
Watts Water Technologies, Inc., Class A	11,165	655,274
Total Capital Goods		29,569,006

Commercial & Professional Services - 5.4%
ABM Industries, Inc.	72,844	2,093,537
CDI Corp.	26,444	453,515
Exponent, Inc.	1,704	127,902
G&K Services, Inc., Class A	6,311	386,044
Healthcare Services Group, Inc.	17,690	514,071
Heidrick & Struggles International, Inc.	10,856	217,880
Insperity, Inc.	33,948	1,051,709
Interface, Inc.	21,357	438,886
Kelly Services, Inc., Class A	95,383	2,263,439
Korn/Ferry International*	12,783	380,550
Mobile Mini, Inc.	4,098	177,689
Navigant Consulting, Inc.*	19,893	371,203
On Assignment, Inc.*	19,338	746,253
Resources Connection, Inc.	16,305	229,738
Tetra Tech, Inc.*	29,035	859,146

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

RevenueShares Small Cap Fund
March 31, 2014 (Unaudited)

Investments	Shares	Value
Commercial & Professional Services (continued)
TrueBlue, Inc.*	26,057	$762,428
UniFirst Corp.	5,361	589,388
United Stationers, Inc.(a)	54,015	2,218,396
Viad Corp.	17,903	430,388
WageWorks, Inc.*	1,515	85,007
Total Commercial & Professional Services		14,397,169

Consumer Durables & Apparel - 4.5%
Arctic Cat, Inc.	6,036	288,460
Blyth, Inc.(a)	38,668	414,908
Callaway Golf Co.	38,972	398,294
Crocs, Inc.*	33,737	526,297
Ethan Allen Interiors, Inc.	12,555	319,525
G-III Apparel Group Ltd.*	8,003	572,855
Helen of Troy Ltd.*	8,068	558,548
Iconix Brand Group, Inc.*(a)	4,656	182,841
iRobot Corp.*(a)	4,948	203,115
JAKKS Pacific, Inc.(a)	38,823	280,302
La-Z-Boy, Inc., Class Z	20,659	559,859
M/I Homes, Inc.*	19,355	433,939
Meritage Homes Corp.*	18,342	768,163
Movado Group, Inc.	5,038	229,481
Oxford Industries, Inc.	4,733	370,121
Perry Ellis International, Inc.*	30,223	415,264
Quiksilver, Inc.*(a)	97,776	734,298
Ryland Group, Inc.	22,592	902,098
Skechers U.S.A., Inc., Class A*	22,767	831,906
Standard Pacific Corp.*(a)	96,342	800,602
Steven Madden Ltd.*	15,652	563,159
Sturm Ruger & Co., Inc.(a)	4,799	286,980
Universal Electronics, Inc.*	5,562	213,525
Wolverine World Wide, Inc.	42,183	1,204,325
Total Consumer Durables & Apparel		12,058,865

Consumer Services - 4.5%
American Public Education, Inc.*	4,149	145,547
Biglari Holdings, Inc.*	649	316,381
BJ's Restaurants, Inc.*(a)	9,600	314,016
Boyd Gaming Corp.*	88,090	1,162,788
Buffalo Wild Wings, Inc.*	3,622	539,316
Capella Education Co.	2,916	184,145
Career Education Corp.*	70,526	526,124
Cracker Barrel Old Country Store, Inc.	11,333	1,102,021
DineEquity, Inc.	3,455	269,732
Hillenbrand, Inc.	20,978	678,219
Interval Leisure Group, Inc.	8,264	216,021
ITT Educational Services, Inc.*(a)	15,775	452,427
Jack in the Box, Inc.*	10,511	619,518
Marcus Corp. (The)	12,178	203,373
Marriott Vacations Worldwide Corp.*	13,843	773,962
Monarch Casino & Resort, Inc.*	4,421	81,921
Multimedia Games Holding Co., Inc.*	2,679	77,798
Papa John's International, Inc.	11,520	600,307
Pinnacle Entertainment, Inc.*	27,712	656,774
Red Robin Gourmet Burgers, Inc.*	6,005	430,438
Regis Corp.	60,680	831,316
Ruby Tuesday, Inc.*	100,496	563,783
Ruth's Hospitality Group, Inc.	14,116	170,663
Sonic Corp.*	10,694	243,716
Strayer Education, Inc.*(a)	4,690	217,757
Texas Roadhouse, Inc.	23,365	609,359
Universal Technical Institute, Inc.	12,693	164,374
Total Consumer Services		12,151,796

Diversified Financials - 2.1%
Calamos Asset Management, Inc., Class A	9,237	119,434

Investments	Shares	Value
Cash America International, Inc.	19,150	$741,488
Encore Capital Group, Inc.*(a)	7,146	326,572
Evercore Partners, Inc., Class A	5,691	314,428
Ezcorp, Inc., Class A*	35,765	385,904
Financial Engines, Inc.	1,737	88,205
First Cash Financial Services, Inc.*	5,360	270,466
FXCM, Inc., Class A	13,226	195,348
Green Dot Corp., Class A*	12,053	235,395
HFF, Inc., Class A	4,644	156,085
Interactive Brokers Group, Inc., Class A	22,495	487,467
Investment Technology Group, Inc.*	12,803	258,621
MarketAxess Holdings, Inc.	1,703	100,852
Piper Jaffray Cos.*	5,606	256,755
Portfolio Recovery Associates, Inc.*	5,540	320,544
Stifel Financial Corp.*(a)	18,107	901,004
SWS Group, Inc.*	17,294	129,359
Virtus Investment Partners, Inc.*	954	165,204
World Acceptance Corp.*(a)	3,292	247,163
Total Diversified Financials		5,700,294

Energy - 4.7%
Approach Resources, Inc.*(a)	3,657	76,468
Arch Coal, Inc.(a)	311,733	1,502,553
Basic Energy Services, Inc.*	21,803	597,620
Bristow Group, Inc.	8,743	660,271
C&J Energy Services, Inc.*(a)	16,760	488,722
Carrizo Oil & Gas, Inc.*	4,527	242,013
Cloud Peak Energy, Inc.*	30,283	640,183
Comstock Resources, Inc.	9,396	214,699
Contango Oil & Gas Co.*	1,172	55,951
Era Group, Inc.*	4,380	128,378
Exterran Holdings, Inc.	35,727	1,567,701
Forest Oil Corp.*	95,272	181,970
Geospace Technologies Corp.*(a)	1,825	120,760
Green Plains Renewable Energy, Inc.	45,725	1,369,921
Gulf Island Fabrication, Inc.	11,951	258,261
Hornbeck Offshore Services, Inc.*	6,432	268,922
ION Geophysical Corp.*	55,966	235,617
Matrix Service Co.*	11,448	386,713
Newpark Resources, Inc.*	42,926	491,503
Northern Oil and Gas, Inc.*(a)	11,616	169,826
PDC Energy, Inc.*	3,170	197,364
Penn Virginia Corp.*	11,929	208,638
PetroQuest Energy, Inc.*	13,862	79,013
Pioneer Energy Services Corp.*	34,096	441,543
SEACOR Holdings, Inc.*(a)	6,536	564,841
Stone Energy Corp.*	11,507	482,949
Swift Energy Co.*(a)	25,624	275,714
Tesco Corp.*	13,139	243,072
TETRA Technologies, Inc.*	32,671	418,189
Total Energy		12,569,375

Food & Staples Retailing - 2.5%
Andersons, Inc. (The)	42,535	2,519,773
Casey's General Stores, Inc.	45,155	3,052,027
Spartan Stores, Inc.	51,286	1,190,348
Total Food & Staples Retailing		6,762,148

Food, Beverage & Tobacco - 2.9%
Alliance One International, Inc.*	372,946	1,089,002
Annie's, Inc.*(a)	1,874	75,316
B&G Foods, Inc., Class A	10,436	314,228
Boston Beer Co., Inc. (The), Class A*(a)	1,328	325,001
Calavo Growers, Inc.	8,618	306,628
Cal-Maine Foods, Inc.	9,274	582,222

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

RevenueShares Small Cap Fund
March 31, 2014 (Unaudited)

Investments	Shares	Value
Food, Beverage & Tobacco (continued)
Darling International, Inc.*	37,615	$753,052
Diamond Foods, Inc.*	11,147	389,365
J&J Snack Foods Corp.	3,951	379,177
Sanderson Farms, Inc.	14,869	1,167,068
Seneca Foods Corp., Class A*	17,624	554,804
Snyder's-Lance, Inc.	27,587	777,678
TreeHouse Foods, Inc.*	13,634	981,512
Total Food, Beverage & Tobacco		7,695,053

Health Care Equipment & Services - 9.0%
Abaxis, Inc.*(a)	2,031	78,965
Abiomed, Inc.*(a)	2,707	70,490
Air Methods Corp.*(a)	7,281	389,024
Almost Family, Inc.*	6,401	147,863
Amedisys, Inc.*	37,758	562,217
AMN Healthcare Services, Inc.*	30,814	423,384
Amsurg Corp.*	10,197	480,075
Analogic Corp.	2,975	244,277
Anika Therapeutics, Inc.*	739	30,373
Bio-Reference Labs, Inc.*(a)	11,506	318,486
Cantel Medical Corp.	5,526	186,337
Centene Corp.*	75,315	4,688,359
Chemed Corp.(a)	7,021	628,028
Computer Programs & Systems, Inc.	1,306	84,368
CONMED Corp.	7,237	314,448
CorVel Corp.*	3,559	177,096
Cross Country Healthcare, Inc.*	22,780	183,835
CryoLife, Inc.	6,207	61,822
Cyberonics, Inc.*	1,647	107,467
Cynosure, Inc., Class A*	3,310	96,983
Ensign Group, Inc.	9,354	408,208
Gentiva Health Services, Inc.*	84,723	772,674
Greatbatch, Inc.*	6,180	283,786
Haemonetics Corp.*	10,437	340,142
Hanger, Inc.*	13,318	448,550
HealthStream, Inc.*	1,916	51,157
Healthways, Inc.*(a)	17,616	301,938
ICU Medical, Inc.*	2,293	137,305
Integra LifeSciences Holdings Corp.*	7,612	350,076
Invacare Corp.	30,584	583,237
IPC The Hospitalist Co., Inc.*	5,202	255,314
Kindred Healthcare, Inc.	102,868	2,409,168
Landauer, Inc.	1,426	64,641
LHC Group, Inc.*	12,910	284,795
Magellan Health Services, Inc.*	26,304	1,561,142
Medidata Solutions, Inc.*	1,842	100,094
Meridian Bioscience, Inc.	3,707	80,775
Merit Medical Systems, Inc.*	12,853	183,798
Molina Healthcare, Inc.*(a)	78,286	2,940,422
MWI Veterinary Supply, Inc.*	6,244	971,691
Natus Medical, Inc.*	5,574	143,809
Neogen Corp.*	1,936	87,023
NuVasive, Inc.*	7,622	292,761
Omnicell, Inc.*	5,507	157,610
PharMerica Corp.*	28,512	797,766
Quality Systems, Inc.	11,584	195,538
SurModics, Inc.*	990	22,374
Symmetry Medical, Inc.*	17,027	171,292
West Pharmaceutical Services, Inc.	13,129	578,332
Total Health Care Equipment & Services		24,249,315

Household & Personal Products - 0.5%
Central Garden and Pet Co., Class A*	93,124	770,135
Inter Parfums, Inc.	7,070	256,005
Medifast, Inc.*	5,261	153,042
WD-40 Co.	2,084	161,656

Investments	Shares	Value

Total Household & Personal Products		$1,340,838

Insurance - 2.3%
AMERISAFE, Inc.	3,534	155,178
eHealth, Inc.*	1,450	73,660
Employers Holdings, Inc.	15,276	309,033
HCI Group, Inc.(a)	2,717	98,899
Horace Mann Educators Corp.	15,720	455,880
Infinity Property & Casualty Corp.	7,991	540,431
Meadowbrook Insurance Group, Inc.	60,228	351,129
Navigators Group, Inc. (The)*	6,446	395,720
ProAssurance Corp.	7,314	325,692
RLI Corp.	6,867	303,796
Safety Insurance Group, Inc.	6,089	327,893
Selective Insurance Group, Inc.	35,511	828,117
Stewart Information Services Corp.	23,585	828,541
Tower Group International Ltd.	282,821	763,617
United Fire Group, Inc.	12,627	383,229
Universal Insurance Holdings, Inc.	8,841	112,281
Total Insurance		6,253,096

Materials - 8.5%
A. Schulman, Inc.	26,738	969,520
A.M. Castle & Co.*	30,814	452,658
AK Steel Holding Corp.*(a)	373,630	2,697,609
AMCOL International Corp.	9,788	448,095
American Vanguard Corp.	7,660	165,839
Balchem Corp.	2,644	137,805
Boise Cascade Co.*	49,950	1,430,568
Calgon Carbon Corp.*	11,542	251,962
Century Aluminum Co.*	48,674	642,984
Clearwater Paper Corp.*	13,364	837,522
Deltic Timber Corp.	1,388	90,539
Flotek Industries, Inc.*	5,974	166,376
FutureFuel Corp.	8,305	168,592
Globe Specialty Metals, Inc.	15,648	325,791
H.B. Fuller Co.	18,761	905,781
Hawkins, Inc.	4,196	154,161
Haynes International, Inc.	4,143	223,722
Headwaters, Inc.*	24,271	320,620
Innophos Holdings, Inc.	6,623	375,524
Kaiser Aluminum Corp.	7,816	558,219
KapStone Paper and Packaging Corp.*	24,992	720,769
Koppers Holdings, Inc.	15,370	633,705
Kraton Performance Polymers, Inc.*	21,244	555,318
LSB Industries, Inc.*	8,531	319,230
Materion Corp.	15,301	519,163
Myers Industries, Inc.	17,520	348,998
Neenah Paper, Inc.	7,191	371,919
Olympic Steel, Inc.	19,254	552,590
OM Group, Inc.	15,190	504,612
P.H. Glatfelter Co.	26,360	717,519
PolyOne Corp.	43,487	1,594,233
Quaker Chemical Corp.	3,974	313,270
RTI International Metals, Inc.*	12,828	356,362
Schweitzer-Mauduit International, Inc.	7,673	326,793
Stepan Co.	13,137	848,125
Stillwater Mining Co.*	29,993	444,196
SunCoke Energy, Inc.*	32,887	751,139
Texas Industries, Inc.*	3,476	311,519
Tredegar Corp.	17,597	404,907
US Silica Holdings, Inc.(a)	6,460	246,578
Wausau Paper Corp.	15,414	196,220
Zep, Inc.	16,917	299,431
Total Materials		22,660,483

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

RevenueShares Small Cap Fund
March 31, 2014 (Unaudited)

Investments	Shares	Value
Media - 1.6%
E.W. Scripps Co., Class A*	21,826	$386,757
Harte-Hanks, Inc.	33,464	295,822
Live Nation Entertainment, Inc.*	122,416	2,662,548
Scholastic Corp.	22,352	770,697
Sizmek, Inc.*	6,221	66,129
Total Media		4,181,953

Pharmaceuticals, Biotechnology & Life Sciences - 1.1%
Acorda Therapeutics, Inc.*	3,765	142,731
Affymetrix, Inc.*	18,458	131,606
Akorn, Inc.*(a)	5,813	127,886
Arqule, Inc.*	3,759	7,706
Cambrex Corp.*	6,824	128,769
Emergent Biosolutions, Inc.*	4,993	126,173
Hi-Tech Pharmacal Co., Inc.*	2,348	101,739
Impax Laboratories, Inc.*	7,994	211,201
Ligand Pharmaceuticals, Inc., Class B*	272	18,295
Luminex Corp.*	4,844	87,725
Medicines Co. (The)*	9,995	284,058
Momenta Pharmaceuticals, Inc.*	1,020	11,883
PAREXEL International Corp.*	15,347	830,119
Prestige Brands Holdings, Inc.*	9,342	254,569
Questcor Pharmaceuticals, Inc.(a)	5,360	348,025
Spectrum Pharmaceuticals, Inc.*(a)	8,221	64,453
Total Pharmaceuticals, Biotechnology & Life Sciences		2,876,938

Real Estate Investment Trusts - 1.6%
Acadia Realty Trust	2,938	77,504
Agree Realty Corp.	598	18,185
American Assets Trust, Inc.	3,350	113,029
Associated Estates Realty Corp.	4,805	81,397
Capstead Mortgage Corp.	7,187	90,987
Cedar Realty Trust, Inc.	9,990	61,039
CoreSite Realty Corp.	3,294	102,114
Cousins Properties, Inc.	8,177	93,790
DiamondRock Hospitality Co.	28,423	333,970
EastGroup Properties, Inc.	1,391	87,508
EPR Properties	2,762	147,463
Forestar Group, Inc.*	7,673	136,579
Franklin Street Properties Corp.	7,594	95,684
Geo Group, Inc. (The)	20,795	670,431
Getty Realty Corp.	2,413	45,582
Government Properties Income Trust	4,029	101,531
Healthcare Realty Trust, Inc.	6,275	151,541
Inland Real Estate Corp.	7,988	84,273
Kite Realty Group Trust	9,195	55,170
LaSalle Hotel Properties(a)	12,777	400,048
Lexington Realty Trust	15,475	168,832
LTC Properties, Inc.	1,198	45,081
Medical Properties Trust, Inc.	8,316	106,362
Parkway Properties, Inc.	7,113	129,812
Pennsylvania Real Estate Investment Trust	10,713	193,370
Post Properties, Inc.	3,251	159,624
PS Business Parks, Inc.	1,867	156,119
Sabra Health Care REIT, Inc.	2,129	59,378
Saul Centers, Inc.	1,800	85,248
Sovran Self Storage, Inc.	1,641	120,532
Tanger Factory Outlet Centers, Inc.	4,807	168,245
Universal Health Realty Income Trust	567	23,950
Urstadt Biddle Properties, Inc., Class A	2,092	43,221
Total Real Estate Investment Trusts		4,407,599

Retailing - 11.0%
Aeropostale, Inc.*(a)	171,139	859,118
Barnes & Noble, Inc.*	135,762	2,837,426
Big 5 Sporting Goods Corp.	28,264	453,637

Investments	Shares	Value
Blue Nile, Inc.*	5,425	$188,790
Brown Shoe Co., Inc.	38,260	1,015,420
Buckle, Inc. (The)(a)	10,699	490,014
Cato Corp. (The), Class A	13,589	367,446
Children's Place Retail Stores, Inc. (The)	15,259	760,051
Christopher & Banks Corp.*	30,015	198,399
Finish Line, Inc., Class A	22,820	618,194
Francesca's Holdings Corp.*	6,284	113,992
Fred's, Inc., Class A	42,322	762,219
FTD Cos., Inc.*	7,223	229,764
Genesco, Inc.*	14,994	1,118,103
Group 1 Automotive, Inc.	57,066	3,746,954
Haverty Furniture Cos., Inc.	10,744	319,097
Hibbett Sports, Inc.*(a)	6,318	334,096
Jos. A. Bank Clothiers, Inc.*(a)	7,137	458,909
Kirkland's, Inc.*	9,875	182,589
Lithia Motors, Inc., Class A	26,360	1,751,886
Lumber Liquidators Holdings, Inc.*	4,139	388,238
MarineMax, Inc.*	15,647	237,678
Men's Wearhouse, Inc.	20,678	1,012,808
Monro Muffler Brake, Inc.(a)	5,398	307,038
Nutrisystem, Inc.	9,843	148,334
Outerwall, Inc.*(a)	15,246	1,105,335
Pep Boys-Manny, Moe & Jack (The)*	69,706	886,660
PetMed Express, Inc.(a)	7,575	101,581
Pool Corp.	15,138	928,262
Select Comfort Corp.*	24,662	445,889
Sonic Automotive, Inc., Class A	163,032	3,664,959
Stage Stores, Inc.	28,921	707,118
Stein Mart, Inc.	38,286	536,387
Tuesday Morning Corp.*	23,049	326,143
Vitamin Shoppe, Inc.*	10,607	504,045
VOXX International Corp., Class A*	27,098	370,701
Zale Corp.*	38,753	810,325
Zumiez, Inc.*	11,601	281,208
Total Retailing		29,568,813

Semiconductors & Semiconductor Equipment - 1.8%
Advanced Energy Industries, Inc.*	9,265	226,993
ATMI, Inc.*	5,830	198,278
Brooks Automation, Inc.	17,476	191,013
Cabot Microelectronics Corp.*	4,178	183,832
Ceva, Inc.*	1,142	20,054
Cirrus Logic, Inc.*(a)	17,893	355,534
Cohu, Inc.	9,811	105,370
Diodes, Inc.*	14,167	370,042
DSP Group, Inc.*	7,527	65,033
Entropic Communications, Inc.*	25,124	102,757
Exar Corp.*	4,291	51,277
GT Advanced Technologies, Inc.*(a)	7,201	122,777
Hittite Microwave Corp.	1,891	119,209
Kopin Corp.*	2,728	10,312
Kulicke & Soffa Industries, Inc.*	18,697	235,769
Micrel, Inc.	9,601	106,379
Microsemi Corp.*	16,540	413,996
MKS Instruments, Inc.	9,417	281,474
Monolithic Power Systems, Inc.*	2,692	104,369
Nanometrics, Inc.*	3,435	61,727
Pericom Semiconductor Corp.*	6,668	52,210
Power Integrations, Inc.	2,297	151,097
Rubicon Technology, Inc.*(a)	1,330	15,016
Rudolph Technologies, Inc.*	6,886	78,569
Sigma Designs, Inc.*	18,041	85,875
Supertex, Inc.*	812	26,780
Synaptics, Inc.*	4,659	279,633

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

RevenueShares Small Cap Fund
March 31, 2014 (Unaudited)

Investments	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Tessera Technologies, Inc.	3,225	$76,207
TriQuint Semiconductor, Inc.*	29,529	395,393
Ultratech, Inc.*	2,541	74,172
Veeco Instruments, Inc.*(a)	3,451	144,700
Total Semiconductors & Semiconductor Equipment		4,705,847

Software & Services - 4.1%
Blackbaud, Inc.	6,943	217,316
Blucora, Inc.*	12,697	250,004
Bottomline Technologies (de), Inc.*(a)	3,113	109,422
CACI International, Inc., Class A*	20,787	1,534,081
Cardtronics, Inc.*	9,199	357,381
CIBER, Inc.*	80,401	368,237
comScore, Inc.*	3,976	130,373
CSG Systems International, Inc.	11,794	307,116
Dealertrack Technologies, Inc.*(a)	3,904	192,038
Dice Holdings, Inc.*	12,955	96,644
Digital River, Inc.*	9,379	163,476
Ebix, Inc.(a)	4,978	84,975
EPIQ Systems, Inc.	15,015	204,654
Exlservice Holdings, Inc.*	6,948	214,763
Forrester Research, Inc.	3,456	123,898
Heartland Payment Systems, Inc.(a)	21,176	877,745
Higher One Holdings, Inc.*(a)	12,116	87,599
iGATE Corp.*	14,941	471,239
Interactive Intelligence Group, Inc.*	1,778	128,905
j2 Global, Inc.	4,523	226,376
Liquidity Services, Inc.*(a)	8,233	214,470
LivePerson, Inc.*	6,158	74,327
LogMeIn, Inc.*	1,543	69,265
Manhattan Associates, Inc.*	4,502	157,705
MAXIMUS, Inc.	12,512	561,288
MicroStrategy, Inc., Class A*	1,950	225,011
Monotype Imaging Holdings, Inc.	2,316	69,804
Monster Worldwide, Inc.*	44,665	334,094
Netscout Systems, Inc.*	4,073	153,063
NIC, Inc.	5,696	109,990
OpenTable, Inc.*(a)	994	76,468
Perficient, Inc.*	8,001	144,978
Progress Software Corp.*	6,419	139,934
QuinStreet, Inc.*	20,119	133,590
Stamps.com, Inc.*	1,520	51,011
Sykes Enterprises, Inc.*	26,877	534,046
Synchronoss Technologies, Inc.*	4,348	149,093
Take-Two Interactive Software, Inc.*	23,837	522,745
Tangoe, Inc.*	4,545	84,492
TeleTech Holdings, Inc.*(a)	21,576	528,828
Tyler Technologies, Inc.*	1,977	165,435
VASCO Data Security International, Inc.*	8,250	62,205
Virtusa Corp.*	4,088	136,989
XO Group, Inc.*	5,907	59,897
Total Software & Services		10,904,970

Technology Hardware & Equipment - 9.9%
Agilysys, Inc.*	3,913	52,434
Anixter International, Inc.	26,117	2,651,398
ARRIS Group, Inc.*	54,427	1,533,753
Badger Meter, Inc.	2,734	150,643
Bel Fuse, Inc., Class B	7,351	160,987
Belden, Inc.	12,361	860,326
Benchmark Electronics, Inc.*	46,523	1,053,746
Black Box Corp.	19,362	471,271
CalAmp Corp.*	2,391	66,637
Checkpoint Systems, Inc.*	21,781	292,301
Cognex Corp.*	4,249	143,871
Coherent, Inc.*	5,217	340,931

Investments	Shares	Value
Comtech Telecommunications Corp.	4,382	$139,610
CTS Corp.	11,860	247,637
Daktronics, Inc.	15,918	229,060
Digi International, Inc.*	8,507	86,346
DTS, Inc.*	2,713	53,609
Electro Scientific Industries, Inc.	9,354	92,137
Electronics For Imaging, Inc.*	7,134	308,974
FARO Technologies, Inc.*	2,414	127,942
FEI Co.	3,955	407,444
Harmonic, Inc.*	30,315	216,449
II-VI, Inc.*	16,214	250,182
Insight Enterprises, Inc.*	89,406	2,244,985
Intevac, Inc.*	3,427	33,242
Ixia*	15,884	198,550
Littelfuse, Inc.	3,594	336,542
Measurement Specialties, Inc.*	2,335	158,430
Mercury Systems, Inc.*	6,923	91,453
Methode Electronics, Inc.	7,231	221,702
MTS Systems Corp.	3,512	240,537
NETGEAR, Inc.*	17,587	593,209
Newport Corp.*	11,490	237,613
Oplink Communications, Inc.*	4,666	83,801
OSI Systems, Inc.*	5,441	325,698
Park Electrochemical Corp.	2,635	78,707
PC-Tel, Inc.	5,260	45,920
Plexus Corp.*	23,568	944,370
Procera Networks, Inc.*	2,739	28,458
QLogic Corp.*	16,981	216,508
Rofin-Sinar Technologies, Inc.*	10,377	248,633
Rogers Corp.*	3,633	226,772
Sanmina Corp.*	147,766	2,578,517
ScanSource, Inc.*	31,884	1,299,911
Super Micro Computer, Inc.*	27,216	472,742
SYNNEX Corp.*	75,031	4,547,629
TTM Technologies, Inc.*	72,881	615,844
ViaSat, Inc.*	6,770	467,401
Total Technology Hardware & Equipment		26,474,862

Telecommunication Services - 0.6%
8x8, Inc.*	4,222	45,640
Atlantic Tele-Network, Inc.	3,295	217,206
Cbeyond, Inc.*	28,407	205,951
Cincinnati Bell, Inc.*	149,695	517,945
General Communication, Inc., Class A*	30,629	349,477
Lumos Networks Corp.	6,555	87,640
NTELOS Holdings Corp.(a)	17,261	233,024
USA Mobility, Inc.	5,372	97,609
Total Telecommunication Services		1,754,492

Transportation - 3.0%
Allegiant Travel Co.	3,946	441,676
Arkansas Best Corp.	27,490	1,015,755
Atlas Air Worldwide Holdings, Inc.*	21,636	763,102
Forward Air Corp.	6,384	294,366
Heartland Express, Inc.	11,450	259,800
Hub Group, Inc., Class A*	36,523	1,460,555
Knight Transportation, Inc.	18,805	434,960
Matson, Inc.	31,555	779,093
Roadrunner Transportation Systems, Inc.*	23,845	601,848
Saia, Inc.*	12,589	481,026
SkyWest, Inc.	113,706	1,450,888
Total Transportation		7,983,069

Utilities - 2.8%
ALLETE, Inc.	8,670	454,481
American States Water Co.	6,374	205,817

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

RevenueShares Small Cap Fund
March 31, 2014 (Unaudited)

Investments	Shares	Value
Utilities (continued)
Avista Corp.	23,397	$717,118
El Paso Electric Co.	11,141	398,068
Laclede Group, Inc. (The)	9,425	444,389
New Jersey Resources Corp.	28,784	1,433,443
Northwest Natural Gas Co.	7,641	336,280
NorthWestern Corp.	10,725	508,687
Piedmont Natural Gas Co., Inc.	15,702	555,694
South Jersey Industries, Inc.	5,634	316,011
Southwest Gas Corp.	15,631	835,477
UIL Holdings Corp.	19,389	713,709
UNS Energy Corp.	10,775	646,823
Total Utilities		7,565,997
Total Common Stocks
(Cost $214,698,931)		265,041,685

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–5.9%
Dreyfus Institutional Preferred Money Market Fund–Prime Shares, 0.04% (b) (Cost $15,681,556)	15,681,556	15,681,556
Total Investments–104.8% (Cost $230,380,487)		280,723,241
Liabilities in Excess of Other Assets–(4.8)%		(12,815,266)
Net Assets–100.0%		$267,907,975

REIT	-	Real Estate Investment Trust

*	Non-income producing security
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $15,520,941; total market value of the collateral held by the fund was $15,681,556.
(b)	Rate shown represents annualized 7-day yield as of March 31, 2014.

The accompanying notes are an integral part of these financial documents.

Schedule of Investments

RevenueShares Financials Sector Fund
March 31, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.8%

Banks - 33.7%
Bank of America Corp.	132,088	$2,271,913
BB&T Corp.	5,968	239,734
Citigroup, Inc.	43,012	2,047,371
Comerica, Inc.	1,176	60,917
Fifth Third Bancorp	7,055	161,912
Huntington Bancshares, Inc.	6,545	65,254
JPMorgan Chase & Co.	40,863	2,480,793
KeyCorp	7,008	99,794
M&T Bank Corp.	912	110,626
PNC Financial Services Group, Inc.	4,451	387,237
Regions Financial Corp.	11,698	129,965
SunTrust Banks, Inc.	4,889	194,533
U.S. Bancorp	11,094	475,489
Wells Fargo & Co.	40,618	2,020,339
Zions Bancorporation	1,618	50,126
Total Banks		10,796,003

Capital Markets - 10.9%
Ameriprise Financial, Inc.	2,294	252,501
Bank of New York Mellon Corp. (The)	10,215	360,487
BlackRock, Inc.	755	237,432
Charles Schwab Corp. (The)	4,627	126,456
E*TRADE Financial Corp.*	1,792	41,252
Franklin Resources, Inc.	3,408	184,645
Goldman Sachs Group, Inc. (The)	5,428	889,378
Invesco Ltd.	2,973	110,001
Legg Mason, Inc.	1,251	61,349
Morgan Stanley	26,005	810,576
Northern Trust Corp.	1,526	100,045
State Street Corp.	3,517	244,607
T. Rowe Price Group, Inc.	952	78,397
Total Capital Markets		3,497,126

Consumer Finance - 5.2%
American Express Co.	8,514	766,515
Capital One Financial Corp.	7,337	566,123
Discover Financial Services	3,618	210,531
SLM Corp.	5,601	137,113
Total Consumer Finance		1,680,282

Diversified Financial Services - 14.7%
Berkshire Hathaway, Inc., Class B*	32,983	4,121,886
CME Group, Inc., Class A	863	63,871
IntercontinentalExchange Group, Inc.	196	38,775
Leucadia National Corp.	8,552	239,456
McGraw Hill Financial, Inc.	1,372	104,683
Moody's Corp.	810	64,249
NASDAQ OMX Group, Inc. (The)	1,862	68,782
Total Diversified Financial Services		4,701,702

Insurance - 31.0%
ACE Ltd.	4,334	429,326
Aflac, Inc.	8,309	523,799
Allstate Corp. (The)	13,886	785,670
American International Group, Inc.	29,327	1,466,643
Aon PLC	3,083	259,835
Assurant, Inc.	3,048	197,998
Chubb Corp. (The)	3,564	318,265
Cincinnati Financial Corp.	2,133	103,792
Genworth Financial, Inc., Class A*	12,267	217,494
Hartford Financial Services Group, Inc. (The)	16,776	591,690
Lincoln National Corp.	5,293	268,196
Loews Corp.	7,649	336,939

Investments	Shares	Value
Marsh & McLennan Cos., Inc.	5,458	$269,079
MetLife, Inc.	29,081	1,535,477
Principal Financial Group, Inc.	4,503	207,093
Progressive Corp. (The)	17,137	415,058
Prudential Financial, Inc.	10,917	924,124
Torchmark Corp.	1,068	84,052
Travelers Cos., Inc. (The)	6,964	592,636
Unum Group	6,554	231,422
XL Group PLC	5,425	169,531
Total Insurance		9,928,119

Real Estate Investment Trusts - 3.4%
American Tower Corp.	917	75,075
Apartment Investment & Management Co., Class A	750	22,665
AvalonBay Communities, Inc.	256	33,618
Boston Properties, Inc.	424	48,561
Equity Residential	933	54,105
General Growth Properties, Inc.	2,566	56,452
HCP, Inc.	1,269	49,225
Health Care REIT, Inc.	1,105	65,858
Host Hotels & Resorts, Inc.	5,702	115,408
Kimco Realty Corp.	991	21,683
Macerich Co. (The)	392	24,433
Plum Creek Timber Co., Inc.	706	29,680
Prologis, Inc.	971	39,646
Public Storage	265	44,650
Simon Property Group, Inc.	709	116,276
Ventas, Inc.	1,033	62,569
Vornado Realty Trust	625	61,600
Weyerhaeuser Co.	6,429	188,691
Total Real Estate Investment Trusts		1,110,195

Real Estate Management & Development - 0.5%
CBRE Group, Inc., Class A*	5,669	155,501

Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc.	3,262	32,066
People's United Financial, Inc.	2,059	30,617
Total Thrifts & Mortgage Finance		62,683

Wireless Telecommunication Services - 0.2%
Crown Castle International Corp.	902	66,550

Total Investments–99.8% (Cost $28,466,200)		31,998,161
Other Assets in Excess of Liabilities–0.2%		53,674
Net Assets–100.0%		$32,051,835

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

*	Non-income producing security

The accompanying notes are an integral part of these financial documents.

Schedule of Investments

RevenueShares ADR Fund
March 31, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–98.5%

Automobiles & Components - 6.7%
Honda Motor Co. Ltd.(a)(b)	12,381	$437,545
Magna International, Inc.	1,333	128,381
Toyota Motor Corp.(b)	8,936	1,008,874
Total Automobiles & Components		1,574,800

Banks - 12.2%
Banco Bilbao Vizcaya Argentaria SA(b)	8,344	100,211
Banco Bradesco SA(b)	23,895	326,645
Banco de Chile(b)	232	17,465
Banco Santander Chile(b)	794	18,611
Banco Santander SA(b)	21,153	202,646
Bancolombia SA(a)(b)	347	19,598
Bank of Ireland*(b)	867	16,785
Bank of Montreal	1,159	77,665
Bank of Nova Scotia(a)	1,774	102,927
Barclays PLC(b)	11,478	180,205
Canadian Imperial Bank of Commerce	726	62,574
Credicorp Ltd.	123	16,964
HSBC Holdings PLC(b)	6,125	311,334
Itau Unibanco Holding SA(b)	16,703	248,207
KB Financial Group, Inc.(b)	25	879
Lloyds Banking Group PLC*(a)(b)	36,215	184,334
Mitsubishi UFJ Financial Group, Inc.(b)	35,327	195,712
Mizuho Financial Group, Inc.(b)	29,653	118,019
National Bank of Greece SA*(b)	5,132	28,483
Royal Bank of Canada	2,012	132,772
Royal Bank of Scotland Group PLC*(a)(b)	14,959	155,274
Shinhan Financial Group Co. Ltd.(b)	94	4,131
Sumitomo Mitsui Financial Group, Inc.(a)(b)	16,663	144,135
Toronto-Dominion Bank (The)	2,394	112,398
Westpac Banking Corp.(b)	3,219	103,201
Total Banks		2,881,175

Capital Goods - 3.0%
ABB Ltd.*(b)	6,087	156,984
Embraer SA(a)(b)	676	23,991
Koninklijke Philips NV	3,359	118,102
Nidec Corp.(a)(b)	1,029	31,652
Siemens AG(b)	2,797	378,015
Total Capital Goods		708,744

Consumer Durables & Apparel - 1.6%
Gildan Activewear, Inc.	168	8,464
Luxottica Group S.p.A.(b)	659	37,998
Sony Corp.(b)	17,623	336,952
Total Consumer Durables & Apparel		383,414

Consumer Services - 0.3%
Carnival PLC(a)(b)	1,413	54,203
InterContinental Hotels Group PLC(b)	210	6,804
Tim Hortons, Inc.	216	11,947
Total Consumer Services		72,954

Diversified Financials - 3.3%
Credit Suisse Group AG*(b)	4,764	154,258
Deutsche Bank AG	4,486	201,108
ING Groep NV*(b)	11,204	159,657
Nomura Holdings, Inc.(b)	14,097	90,644
ORIX Corp.(b)	317	22,339
UBS AG*	7,156	148,272
Total Diversified Financials		776,278

Energy - 37.0%
BP PLC(b)	23,936	1,151,322
Cameco Corp.(a)	354	8,107
Canadian Natural Resources Ltd.(a)	1,595	61,200

Investments	Shares	Value
Cenovus Energy, Inc.	2,490	$72,110
China Petroleum & Chemical Corp.(a)(b)	13,344	1,194,288
CNOOC Ltd.(b)	1,066	161,829
Ecopetrol SA(a)(b)	3,882	158,347
Enbridge, Inc.	2,647	120,465
Encana Corp.	1,049	22,428
Enerplus Corp.(a)	252	5,047
Eni S.p.A.(a)(b)	11,520	577,958
Imperial Oil Ltd.	2,465	114,746
Penn West Petroleum Ltd.(a)	987	8,251
PetroChina Co. Ltd.(b)	11,416	1,238,636
Petroleo Brasileiro SA, Class A(b)	47,312	656,217
Royal Dutch Shell PLC, Class A(b)	11,510	840,921
Royal Dutch Shell PLC, Class B(a)(b)	10,856	847,962
Statoil ASA(b)	14,097	397,817
Suncor Energy, Inc.	4,335	151,552
Talisman Energy, Inc.	1,770	17,665
Tenaris SA(b)	919	40,666
Total SA(a)(b)	12,779	838,302
TransCanada Corp.(a)	700	31,864
Total Energy		8,717,700

Food & Staples Retailing - 0.8%
Cencosud SA(a)(b)	8,698	85,153
Delhaize Group SA(b)	1,529	111,113
Total Food & Staples Retailing		196,266

Food, Beverage & Tobacco - 3.3%
Ambev SA(b)	8,312	61,592
Anheuser-Busch InBev NV(b)	1,565	164,794
BRF SA(b)	2,749	54,925
British American Tobacco PLC(b)	823	91,707
Diageo PLC(b)	550	68,525
Fomento Economico Mexicano SAB de CV(b)	862	80,373
Unilever NV	3,133	128,829
Unilever PLC(b)	3,067	131,206
Total Food, Beverage & Tobacco		781,951

Health Care Equipment & Services - 0.5%
Catamaran Corp.*	1,193	53,398
Fresenius Medical Care AG & Co. KGaA(b)	1,574	54,854
Smith & Nephew PLC(b)	210	16,061
Total Health Care Equipment & Services		124,313

Insurance - 4.1%
Aegon NV, Class G	23,225	213,670
Aviva PLC(a)(b)	12,354	197,911
China Life Insurance Co. Ltd.(b)	6,687	283,128
Manulife Financial Corp.	3,380	65,268
Prudential PLC(b)	3,814	162,247
Sun Life Financial, Inc.	1,441	49,902
Total Insurance		972,126

Materials - 6.1%
Agnico Eagle Mines Ltd.	181	5,475
Agrium, Inc.(a)	630	61,438
ArcelorMittal(a)	19,102	308,497
Barrick Gold Corp.	2,276	40,581
BHP Billiton Ltd.(b)	1,904	129,034
BHP Billiton PLC(b)	2,066	127,596
Cemex SAB de CV*(b)	4,552	57,492
Cia de Minas Buenaventura SA(b)	354	4,450
Cia Siderurgica Nacional SA(a)(b)	11,799	51,444
CRH PLC(b)	2,902	81,807
Eldorado Gold Corp.	606	3,382

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

RevenueShares ADR Fund
March 31, 2014 (Unaudited)

Investments	Shares	Value
Materials (continued)
Gerdau SA(b)	11,178	$71,651
Goldcorp, Inc.	506	12,387
Kinross Gold Corp.*	2,803	11,604
POSCO(b)	1,560	108,280
Potash Corp. of Saskatchewan, Inc.	778	28,179
Randgold Resources Ltd.(b)	52	3,900
Rio Tinto PLC(a)(b)	3,400	189,822
Silver Wheaton Corp.(a)	104	2,361
Sociedad Quimica y Minera de Chile SA(b)	264	8,379
Southern Copper Corp.	786	22,880
Syngenta AG(b)	734	55,623
Teck Resources Ltd., Class B(a)	1,586	34,384
Yamana Gold, Inc.	678	5,953
Total Materials		1,426,599

Media - 0.9%
Grupo Televisa SAB(b)	671	22,337
Pearson PLC(b)	1,583	28,193
Reed Elsevier NV(b)	408	17,683
Reed Elsevier PLC(a)(b)	291	17,879
Shaw Communications, Inc., Class B(a)	802	19,168
Thomson Reuters Corp.	1,373	46,957
WPP PLC(b)	626	64,528
Total Media		216,745

Pharmaceuticals, Biotechnology & Life Sciences - 3.1%
AstraZeneca PLC(b)	1,435	93,103
GlaxoSmithKline PLC(b)	2,793	149,230
Novartis AG(b)	2,584	219,692
Novo Nordisk A/S(b)	1,186	54,141
Perrigo Co. PLC	1	155
QIAGEN NV*(a)	220	4,640
Sanofi(b)	3,200	167,296
Shire PLC(b)	118	17,526
Valeant Pharmaceuticals International, Inc.*	152	20,038
Total Pharmaceuticals, Biotechnology & Life Sciences		725,821

Real Estate - 0.3%
Brookfield Asset Management, Inc., Class A	1,930	78,840

Semiconductors & Semiconductor Equipment - 0.3%
ARM Holdings PLC(b)	86	4,384
ASML Holding NV, Class G	281	26,234
STMicroelectronics NV, Class Y(a)	3,164	29,235
Total Semiconductors & Semiconductor Equipment		59,853

Software & Services - 0.5%
CGI Group, Inc., Class A*	1,173	36,269
SAP AG(b)	1,060	86,189
Total Software & Services		122,458

Technology Hardware & Equipment - 2.3%
Alcatel-Lucent*(b)	17,825	69,518
BlackBerry Ltd.*	4,428	35,778
Canon, Inc.(a)(b)	4,691	145,702
Kyocera Corp.(b)	1,273	57,603
Nokia OYJ*(b)	13,141	96,455
Telefonaktiebolaget LM Ericsson(b)	9,857	131,394
Total Technology Hardware & Equipment		536,450

Telecommunication Services - 10.2%
America Movil SAB de CV, Series R(b)	11,330	225,240
BCE, Inc.	1,703	73,468
BT Group PLC(b)	1,622	103,565
China Mobile Ltd.(b)	8,221	374,795

Investments	Shares	Value
Nippon Telegraph & Telephone Corp.(b)	16,716	$455,344
NTT DOCOMO, Inc.(b)	12,725	200,673
Orange SA(b)	14,161	208,025
Portugal Telecom SGPS SA(a)(b)	5,170	22,076
Rogers Communications, Inc., Class B	1,167	48,361
Telecom Italia S.p.A.(b)	9,861	116,261
Telefonica SA(b)	17,919	282,941
TELUS Corp.	1,156	41,558
Vodafone Group PLC(b)	6,879	253,216
Total Telecommunication Services		2,405,523

Transportation - 0.6%
Canadian National Railway Co.	668	37,555
Canadian Pacific Railway Ltd.	141	21,211
Latam Airlines Group SA(a)(b)	3,308	49,785
Ryanair Holdings PLC*(b)	413	24,288
Total Transportation		132,839

Utilities - 1.4%
Cia Energetica de Minas Gerais(a)(b)	4,285	29,138
CPFL Energia SA(b)	1,754	28,643
Empresa Nacional de Electricidad SA(b)	375	16,192
Enersis SA(b)	3,218	49,976
National Grid PLC(b)	1,264	86,887
TransAlta Corp.	703	8,183
Veolia Environnement SA(a)(b)	5,570	110,732
Total Utilities		329,751
Total Common Stocks
(Cost $22,223,146)		23,224,600

PREFERRED STOCK–0.8%
Materials - 0.8%
Vale SA, Class B(b)
(Cost $339,709)	15,464	192,527

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–18.7%
Dreyfus Institutional Preferred Money Market Fund - Prime Shares, 0.04%(c) (Cost $4,408,850)	4,408,850	4,408,850
Total Investments–118.0% (Cost $26,971,705)		27,825,977
Liabilities in Excess of Other Assets–(18.0)%		(4,236,695)
Net Assets–100.0%		$23,589,282

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

RevenueShares ADR Fund
March 31, 2014 (Unaudited)

Country	Value	% of Net Assets
Australia	$ 232,235	1.0%
Belgium	275,907	1.2
Brazil	1,744,979	7.4
Canada	2,045,303	8.7
Chile	245,562	1.0
China	1,521,764	6.4
Colombia	177,945	0.8
Denmark	54,141	0.2
Finland	96,455	0.4
France	1,393,873	5.9
Germany	720,164	3.1
Greece	28,483	0.1
Hong Kong	1,730,913	7.3
Ireland	140,408	0.6
Italy	732,217	3.1
Japan	3,245,194	13.8
Jersey Islands	3,900	0.0†
Luxembourg	349,163	1.5
Mexico	385,443	1.6
Netherlands	2,357,698	10.0
Norway	397,817	1.7
Peru	21,414	0.1
Portugal	22,076	0.1
South Korea	113,290	0.5
Spain	585,798	2.5
Sweden	131,394	0.6
Switzerland	764,064	3.2
United Kingdom	3,829,535	16.2
United States	4,478,842	19.0
Total Investments	27,825,977	118.0
Liabilities in Excess of Other Assets	(4,236,695)	(18.0)
Net Assets	$23,589,282	100.0%

†	Less than 0.05%

PLC	-	Public Limited Company

*	Non-income producing security
(a)	All or a portion of security was on loan. The aggregate market value of the securities on loan was $4,381,451; total market value of the collateral held by the fund was $4,461,328. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $52,478.
(b)	American Depositary Receipt
(c)	Rate shown represents annualized 7-day yield as of March 31, 2014.

The accompanying notes are an integral part of these financial documents.

Schedule of Investments

RevenueShares Navellier Overall A-100 Fund
March 31, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 100.0%
Automobiles & Components - 0.5%
Shiloh Industries, Inc.*	2,066	$36,651

Banks - 1.0%
BofI Holding, Inc.*	658	56,423
SVB Financial Group*	156	20,090
Total Banks		76,513

Capital Goods - 12.4%
Aceto Corp.	1,647	33,088
Acuity Brands, Inc.	216	28,635
Alliant Techsystems, Inc.	469	66,668
Argan, Inc.	110	3,270
China Yuchai International Ltd.	5,591	118,417
Federal Signal Corp.*	3,317	49,423
Gencor Industries, Inc.*	71	734
Huntington Ingalls Industries, Inc.	5,409	553,124
Middleby Corp. (The)*	218	57,598
Patrick Industries, Inc.*	189	8,378
PowerSecure International, Inc.*	136	3,188
Sparton Corp.*	884	25,884
TASER International, Inc.*	105	1,921
Total Capital Goods		950,328

Commercial & Professional Services - 0.4%
Huron Consulting Group, Inc.*	537	34,035

Consumer Durables & Apparel - 4.9%
Dixie Group, Inc. (The)*	2,053	33,710
Hanesbrands, Inc.	3,629	277,546
Iconix Brand Group, Inc.*	591	23,209
Michael Kors Holdings Ltd.*	437	40,759
Total Consumer Durables & Apparel		375,224

Consumer Services - 5.2%
Cedar Fair LP	299	15,228
China Distance Education Holdings Ltd.(a)	260	4,688
Collectors Universe, Inc.	41	772
LifeLock, Inc.*	250	4,277
Melco Crown Entertainment Ltd.*(a)	7,306	282,377
Monarch Casino & Resort, Inc.*	769	14,249
TAL Education Group*(a)	165	3,716
Wynn Resorts Ltd.	339	75,309
Total Consumer Services		400,616

Diversified Financials - 1.0%
CBOE Holdings, Inc.	517	29,262
FBR & Co.*	525	13,561
Gain Capital Holdings, Inc.	2,022	21,858
MarketAxess Holdings, Inc.	261	15,456
Total Diversified Financials		80,137

Energy - 1.2%
Targa Resources Corp.	951	94,396

Food & Staples Retailing - 0.1%
Liberator Medical Holdings, Inc.	1,434	5,636

Food, Beverage & Tobacco - 12.2%
Constellation Brands, Inc., Class A*	730	62,028
Gruma S.A.B. de CV*(a)(b)	11,083	365,074
Tyson Foods, Inc., Class A	11,615	511,176
Total Food, Beverage & Tobacco		938,278

Health Care Equipment & Services - 0.9%
Addus HomeCare Corp.*	667	15,374

Investments	Shares	Value
Anika Therapeutics, Inc.*	162	$6,658
CorVel Corp.*	621	30,901
Fonar Corp.*	237	4,167
NuVasive, Inc.*	245	9,410
Total Health Care Equipment & Services		66,510

Household & Personal Products - 1.6%
Nu Skin Enterprises, Inc., Class A	1,467	121,541

Insurance - 5.0%
American Equity Investment Life Holding Co.	4,656	109,975
Federated National Holding Co.	527	9,654
HCI Group, Inc.	883	32,141
StanCorp Financial Group, Inc.	2,754	183,967
United Insurance Holdings Corp.	1,224	17,883
Universal Insurance Holdings, Inc.	2,174	27,610
Total Insurance		381,230

Materials - 3.0%
CaesarStone Sdot-Yam Ltd.	532	28,930
Neenah Paper, Inc.	232	11,999
Packaging Corp. of America	1,967	138,418
PolyOne Corp.	1,407	51,581
Total Materials		230,928

Media - 3.4%
Crown Media Holdings, Inc., Class A*	5,698	21,880
DISH Network Corp., Class A*	3,167	197,019
Reed Elsevier PLC(a)(b)	656	40,305
Total Media		259,204

Pharmaceuticals, Biotechnology & Life Sciences - 15.2%
BioSpecifics Technologies Corp.*	46	1,192
China Biologic Products, Inc.*	219	7,595
Covance, Inc.*	900	93,510
Forest Laboratories, Inc.*	493	45,489
Gilead Sciences, Inc.*	4,942	350,190
Insys Therapeutics, Inc.*(b)	29	1,181
Jazz Pharmaceuticals PLC*	374	51,866
Lannett Co., Inc.*	935	33,398
Questcor Pharmaceuticals, Inc.(b)	965	62,658
Repligen Corp.*	62	797
Salix Pharmaceuticals Ltd.*	116	12,019
Shire PLC(a)	448	66,542
Thermo Fisher Scientific, Inc.	3,660	440,078
Total Pharmaceuticals, Biotechnology & Life Sciences		1,166,515

Retailing - 5.2%
Ctrip.com International Ltd.*(a)	737	37,160
Liberty Ventures, Series A*	76	9,905
Netflix, Inc.*	668	235,156
Overstock.com, Inc.*	1,336	26,319
priceline.com, Inc.*	74	88,200
Total Retailing		396,740

Semiconductors & Semiconductor Equipment - 2.0%
Ambarella, Inc.*(b)	75	2,003
Micron Technology, Inc.*	6,511	154,051
Total Semiconductors & Semiconductor Equipment		156,054

Software & Services - 5.0%
Autobytel, Inc.*	446	5,544
Bitauto Holdings Ltd.*(a)	1,073	38,457
Broadridge Financial Solutions, Inc.	4,748	176,341
CoStar Group, Inc.*	30	5,602
FleetCor Technologies, Inc.*	463	53,291
Manhattan Associates, Inc.*	144	5,044
Phoenix New Media Ltd.*(a)(b)	856	8,877

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

RevenueShares Navellier Overall A-100 Fund
March 31, 2014 (Unaudited)

Investments	Shares	Value
Software & Services (continued)
Qihoo 360 Technology Co. Ltd.*(a)	276	$27,484
SouFun Holdings Ltd.(a)	472	32,294
YY, Inc.*(a)(b)	367	28,024
Total Software & Services		380,958

Technology Hardware & Equipment - 2.3%
Alliance Fiber Optic Products, Inc.(b)	746	10,794
CalAmp Corp.*	2,240	62,429
Clearfield, Inc.*	34	785
Methode Electronics, Inc.	1,259	38,601
Silicom Ltd.	54	3,350
SMART Technologies, Inc., Class A*(b)	2,077	9,949
Super Micro Computer, Inc.*	956	16,606
Ubiquiti Networks, Inc.*(b)	694	31,556
Total Technology Hardware & Equipment		174,070

Telecommunication Services - 5.2%
BT Group PLC(a)	6,186	394,976
Cogent Communications Group, Inc.	141	5,010
Total Telecommunication Services		399,986

Transportation - 12.3%
Delta Air Lines, Inc.	15,678	543,243
Southwest Airlines Co.	10,472	247,244
Spirit Airlines, Inc.*	2,561	152,123
Total Transportation		942,610
Total Common Stocks
(Cost $6,703,026)		7,668,160

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.2%
Dreyfus Institutional Preferred Money Market Fund - Prime Shares, 0.04% (c) (Cost $166,382)	166,382	166,382
Total Investments – 102.2% (Cost $6,869,408)		7,834,542
Liabilities in Excess of Other Assets – (2.2)%		(170,826)
Net Assets – 100.0%		$7,663,716

LP	-	Limited Partnership
PLC	-	Public Limited Company

*	Non-income producing security
(a)	American Depositary Receipt
(b)	All or a portion of security was on loan. The aggregate market value of the securities on loan was $167,515; total market value of the collateral held by the fund was $166,382.
(c)	Rate shown represents annualized 7-day yield as of March 31, 2014.

The accompanying notes are an integral part of these financial documents.

Schedule of Investments

RevenueShares Ultra Dividend Fund
March 31, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.2%

Banks - 1.0%
New York Community Bancorp, Inc.(a)	3,432	$55,152
People's United Financial, Inc.	2,669	39,688
Valley National Bancorp	2,082	21,674
Total Banks		116,514

Commercial & Professional Services - 3.4%
Pitney Bowes, Inc.	4,835	125,662
R.R. Donnelley & Sons Co.	16,138	288,870
Total Commercial & Professional Services		414,532

Consumer Services - 2.1%
Darden Restaurants, Inc.	5,013	254,460

Diversified Financials - 0.7%
CME Group, Inc.	1,121	82,965

Energy - 8.8%
Diamond Offshore Drilling, Inc.(a)	1,893	92,303
HollyFrontier Corp.	11,765	559,779
Kinder Morgan, Inc.	12,927	419,998
Total Energy		1,072,080

Food, Beverage & Tobacco - 12.5%
Altria Group, Inc.	13,997	523,908
Lorillard, Inc.	3,011	162,835
Philip Morris International, Inc.	7,401	605,920
Reynolds American, Inc.	4,429	236,597
Total Food, Beverage & Tobacco		1,529,260

Insurance - 2.0%
Mercury General Corp.	1,833	82,632
Old Republic International Corp.	9,824	161,113
Total Insurance		243,745

Materials - 3.3%
Cliffs Natural Resources, Inc.(a)	8,528	174,483
Newmont Mining Corp.	9,548	223,805
Total Materials		398,288

Real Estate Investment Trusts - 4.6%
BioMed Realty Trust, Inc.	900	18,441
Corporate Office Properties Trust	595	15,851
Corrections Corp. of America	1,504	47,105
Duke Realty Corp.	1,921	32,427
HCP, Inc.	1,649	63,965
Health Care REIT, Inc.	1,432	85,347
Highwoods Properties, Inc.	435	16,708
Home Properties, Inc.	317	19,058
Hospitality Properties Trust	1,587	45,579
Liberty Property Trust	567	20,956
Mack-Cali Realty Corp.	934	19,418
Mid-America Apartment Communities, Inc.	277	18,911
National Retail Properties, Inc.	332	11,394
Omega Healthcare Investors, Inc.	369	12,369
Realty Income Corp.	526	21,492
Senior Housing Properties Trust	994	22,335
Ventas, Inc.	1,342	81,285
Weingarten Realty Investors	506	15,180
Total Real Estate Investment Trusts		567,821

Semiconductors & Semiconductor Equipment - 0.3%
Cypress Semiconductor Corp.*	1,973	20,263
Intersil Corp., Class A	1,268	16,382
Total Semiconductors & Semiconductor Equipment		36,645

Telecommunication Services - 17.3%
AT&T, Inc.	18,057	633,259

Investments	Shares	Value
CenturyLink, Inc.	16,710	$548,756
Frontier Communications Corp.(a)	26,653	151,922
Verizon Communications, Inc.	12,751	606,565
Windstream Holdings, Inc.	20,790	171,310
Total Telecommunication Services		2,111,812

Utilities - 43.2%
Ameren Corp.	4,119	169,703
American Electric Power Co., Inc.	8,878	449,759
Consolidated Edison, Inc.	6,583	353,178
Duke Energy Corp.	8,478	603,803
Entergy Corp.	5,082	339,732
Exelon Corp.	19,117	641,566
FirstEnergy Corp.	13,559	461,413
Hawaiian Electric Industries, Inc.	3,706	94,206
Integrys Energy Group, Inc.	2,801	167,080
Pepco Holdings, Inc.	6,193	126,833
PG&E Corp.	10,161	438,955
PPL Corp.	10,485	347,473
Public Service Enterprise Group, Inc.	7,835	298,827
SCANA Corp.	2,572	131,995
Southern Co.	11,403	501,048
TECO Energy, Inc.	4,849	83,160
Westar Energy, Inc.	1,968	69,195
Total Utilities		5,277,926
Total Common Stocks
(Cost $11,677,209)		12,106,048

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–3.3%
Dreyfus Institutional Preferred Money Market Fund - Prime Shares, 0.04% (b) (Cost $399,468)	399,468	399,468
Total Investments–102.5% (Cost $12,076,677)		12,505,516
Liabilities in Excess of Other Assets–(2.5)%		(301,751)
Net Assets–100.0%		$12,203,765

*	Non-income producing security
(a)	All or a portion of security was on loan. The aggregate market value of the securities on loan was $397,146; total market value of the collateral held by the fund was $399,468.
(b)	Rate shown represents annualized 7-day yield as of March 31, 2014.

The accompanying notes are an integral part of these financial documents.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

1. ORGANIZATION

The RevenueShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which is currently comprised of seven active funds (collectively, the “Funds” and each individually a “Fund”). The RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund are diversified funds under the Act. The RevenueShares Financials Sector Fund, RevenueShares ADR Fund, RevenueShares Navellier Overall A-100 Fund and RevenueShares Ultra Dividend Fund are non-diversified funds under the Act. Operations commenced on February 22, 2008 for the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund, November 10, 2008 for the RevenueShares Financials Sector Fund, November 18, 2008 for the RevenueShares ADR Fund, January 21, 2009 for the RevenueShares Navellier Overall A-100 Fund and October 1, 2013 for RevenueShares Ultra Dividend Fund.

The objective of the Funds (RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund, RevenueShares Navellier Overall A-100 Fund and RevenueShares Ultra Dividend Fund) is to outperform the total return performance of the Funds’ corresponding benchmarks (Standard & Poor’s (“S&P”) 500 Index, S&P MidCap 400 Index, S&P SmallCap 600 Index, S&P 500 Financials Index, S&P ADR Index, Navellier Overall A-100 Index and S&P 900 Index, respectively).

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds:

Investment Valuation — Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ Official Closing Price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”).

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon Corp. calculates each Fund’s NAV at the close of the regular trading session on the NYSE, ordinarily 4:00 p.m., Eastern Time on each day that such exchange is open.

Investment Transactions — Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and /or high grade debt obligations, equivalent to at least 100% of the market value of securities loaned, is maintained at all times. The collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults and the securities lending agent fails to fulfill its guarantee to the Fund against that risk.

The value of loaned securities and related collateral outstanding at March 31, 2014 are shown in the Schedules of Investments. Therefore the value of the collateral held may be temporarily less than that required under the lending contract. As of March 31, 2014, the collateral consisted of an institutional money market fund and U.S. Treasury Notes.

3. FAIR VALUE MEASUREMENT

The authoritative guidance for fair value measurements and disclosures, Accounting Standards CodificationTM Topic 820, establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, the intrinsic value of securities such as rights, warrants or options, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of March 31, 2014 in valuing the Funds’ assets carried at fair value:

				Other
				Significant	Significant
	Quoted Prices in Active Markets (Level 1)			Observable	Observable
Fund	Common Stock	Preferred Stock	Money Market Funds	Inputs (Level 2)	Inputs (Level 3)	Total
RevenueShares Large Cap Fund	$223,279,175	$ -	$1,449,562	$ -	$ -	$224,728,737
RevenueShares Mid Cap Fund	188,796,476	-	5,732,567	-	-	194,529,043
RevenueShares Small Cap Fund	265,041,685	-	15,681,556	-	-	280,723,241
RevenueShares Financials Sector Fund	31,998,161	-	-	-	-	31,998,161
RevenueShares ADR Fund	23,224,600	192,527	4,408,850	-	-	27,825,977
RevenueShares Navellier Overall A-100 Fund	7,668,160	-	166,382	-	-	7,834,542
RevenueShares Ultra Dividend Fund	12,106,048	-	399,468	-	-	12,505,516

At March 31, 2014, the Funds did not hold any Level 3 securities. Please refer to each Fund’s Schedule of Investments to view equity securities segregated by industry type.

The Funds’ policy is to disclose significant transfers between Levels based on valuations at the beginning of the reporting period. There were no significant transfers between Level 1, 2, or 3 as of March 31, 2014, based on the valuation input Levels assigned to securities on June 30, 2013.

4. FEDERAL INCOME TAX

At March 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially the same for book purposes, as indicated below:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
RevenueShares Large Cap Fund	$ 165,816,121	$ 59,598,645	$ (686,029)	$ 58,912,616
RevenueShares Mid Cap Fund	-	41,813,990	(1,471,013)	40,342,977
RevenueShares Small Cap Fund	230,380,487	52,479,139	(2,136,385)	50,342,754
RevenueShares Financials Sector Fund	28,466,200	3,714,359	(182,398)	3,531,961
RevenueShares ADR Fund	26,971,705	2,974,486	(2,120,214)	854,272
RevenueShares Navellier Overall A-100 Fund	6,869,408	1,110,375	(145,241)	965,134
RevenueShares Ultra Dividend Fund	12,076,677	489,595	(60,756)	428,839

5. RISKS

Concentration Risk

The RevenueShares Financials Sector Fund, the RevenueShares ADR Fund and the RevenueShares Ultra Dividend Fund may be adversely affected by the performance of the securities in a particular industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry.

Non-Diversification Risk

Each of the RevenueShares Financials Sector, RevenueShares ADR, RevenueShares Navellier Overall A-100 and RevenueShares Ultra Dividend Funds are non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on a Fund’s Share price. Each Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code in order to avoid liability for Federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of a Fund.

Financials Sector Risk

The RevenueShares Financials Sector Fund is subject to financials sector risk. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Government regulation may also adversely affect the scope of their activities and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition and/or rate regulation and may be adversely affected by natural disasters. Adverse economic, business or political developments affecting real estate could have a major effect on the value of real estate securities (which include REITs).

ADR Risk

The RevenueShares ADR Fund holds the securities of foreign companies in the form of ADRs, global shares or, in the case of Canadian equities, ordinary shares. Global shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the U.S and are represented by the same share certificate in both the U.S. and the home market. Global shares may also be eligible to list on exchanges in addition to the United States and home country. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs are designed for use in the U.S. securities markets. Separate registrars in the United States and home country are maintained. In most cases, purchases occurring on a U.S. exchange would be reflected on the U.S. Registrar.

The underlying securities of the ADRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. dollar. Global shares may trade in their home market in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the ADR or global shares and, therefore, the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

In addition, although the ADRs, global shares and ordinary shares in which the Fund invests are listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. The price at which the Fund’s securities may be sold and the value of the Fund’s Shares will be adversely affected if trading markets for the securities are limited or absent or if bid/ask spreads are wide.

Foreign Market Risk

Since global shares and the underlying securities of ADRs in the RevenueShares ADR Fund’s portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the ADRs representing those underlying securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund.

Energy Industry Risk

The RevenueShares ADR Fund is subject to energy industry risk. Stock prices for energy companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events and economic conditions will likewise affect the performance of these companies. Energy companies may incur large cleanup and litigation costs relating to environmental damage such as oil spills.

Utilities Industry Risk

The RevenueShares Ultra Dividend Fund is subject to utilities industry risk. The utilities industry is subject to significant government regulation and oversight. Companies in the utilities industry may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with regulations, among other factors.

6. ADDITIONAL INFORMATION

The Schedules of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Funds’ audited annual report. This report includes additional information about the Funds.

7. SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in this report through the date the report was issued. Management has determined that there were no material events that would require disclosure in this report through this date.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RevenueShares ETF Trust

By (Signature and Title)*	/s/ Vincent T. Lowry
Vincent T. Lowry
Principal Executive Officer

Date	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Vincent T. Lowry
Vincent T. Lowry
Principal Executive Officer

Date	May 23, 2014

By (Signature and Title)*	/s/ Michael Gompers
Michael Gompers
Chief Financial Officer

Date	May 23, 2014

* Print the name and title of each signing officer under his or her signature.